     As filed with the Securities and Exchange Commission on April 30, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                               ACT OF 1933                      [X][X]
                     Pre-Effective Amendment No. ____           [_][_]
                     Post-Effective Amendment No. 16            [X][X]
                                                 ----

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940 |X||X|

                                Amendment No. 17
                                             ----

                                The Timothy Plan
                           1304 West Fairbanks Avenue
                              Winter Park, FL 32789
                                 (407) 644-1986

                (Registrant's Name, Address and Telephone Number)

                            ARTHUR D. ALLY, PRESIDENT
                           1304 West Fairbanks Avenue
                              Winter Park, FL 32789
                                 (407) 644-1986

                     (Name and Address of Agent for Service)

                                   Copies to:

                             DEE ANNE SJOGREN, ESQ.
                              Thompson Coburn, LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
[X][X] immediately upon filing pursuant to paragraph (b)
[_][_] on (date) pursuant to paragraph (b)
[_][_] 60 days after filing pursuant to paragraph (a)(1)
[_][_] on (date) pursuant to paragraph (a)(1)
[_][_] 75 days after filing pursuant to paragraph (a)(2)
[_][_] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
[_][_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

T H E

TIMOTHY

P L A N

Prospectus

MAY 1, 2003

Timothy Plan

Aggressive Growth Fund

Timothy Plan

Large/Mid-Cap Growth Fund

Timothy Plan

Small-Cap Value Fund

Timothy Plan

Large/Mid-Cap Value Fund

Timothy Plan

Fixed-Income Fund

Timothy Plan

Money Market Fund

Timothy Plan

Strategic Growth Fund

Timothy Plan

Conservative Growth Fund

(This page is not part of the prospectus.)

Timothy Plan

Family of Funds

(the “Trust”)

Prospectus May 1, 2003

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

Timothy Plan Aggressive Growth Fund

Timothy Plan Large/Mid-Cap Growth Fund

Timothy Plan Small-Cap Value Fund

Timothy Plan Large/Mid-Cap Value Fund

Timothy Plan Fixed-Income Fund

Timothy Plan Money Market Fund

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

Timothy Plan Strategic Growth Fund

Timothy Plan Conservative Growth Fund

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests according to its own distinct investment objective. However, all the Funds have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles. Each Asset Allocation Fund invests the majority of its assets in certain Traditional Funds of the Trust to provide a convenient way to allocate your investment among the Traditional Funds.

The Funds are distributed through Timothy Partners, Ltd.

1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

Contents

4	The Basics About the Traditional Funds
4	Timothy Plan Aggressive Growth Fund
6	Timothy Plan Large/Mid-Cap Growth Fund
8	Timothy Plan Small-Cap Value Fund
10	Timothy Plan Large/Mid-Cap Value Fund
12	Timothy Plan Fixed-Income Fund
14	Timothy Plan Money Market Fund
16	Fees and Expenses

17	The Basics About the Asset Allocation Funds
17	Timothy Plan Strategic Growth Fund
19	Timothy Plan Conservative Growth Fund
21	Fees and Expenses

22	Additional Information

22	Investing in the Funds
22	Determining Share Prices
23	Choosing the Class of Shares that is Best for You
23	Class A Shares
24	Class B Shares
25	Distribution Fees
25	Opening and Adding to Your Account
25	To Open an Account by Mail
26	Purchasing Shares by Wire Transfer
26	Purchases Through Financial Service Organizations
26	Purchasing Shares by Automatic Investment Plan
26	Retirement Plans
27	Other Purchase Information

27	How to Sell (Redeem) Shares

28	Dividends and Distributions

29	Investment Adviser
29	Investment Managers
29	Timothy Plan Aggressive Growth Fund
29	Timothy Plan Large/Mid-Cap Growth Fund
30	Timothy Plan Small-Cap Value Fund
30	Timothy Plan Large/Mid-Cap Value Fund
30	Timothy Plan Fixed-Income & Money Market Fund

31	Principal Underwriter

31	Federal Taxes

32	Financial Highlights

47	Privacy Policy

47	For More Information

49	Applications
49	New Account Application
53	Account Transfer Form

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    3

THE BASICS ABOUT THE TRADITIONAL FUNDS

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-traditional married lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Funds. Timothy Partners, Ltd. (“TPL”) is investment adviser to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each may choose may be limited to a certain degree. Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.

	Class A	Class B
cusip number:	887432813	887432797
ticker symbol:	TAAGX	TBAGX

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Investment objective

Long-term growth of capital.

Primary investment strategies

•	Normally investing at least 65% of the Fund’s total assets in U.S. common stocks;

•	Investing in securities of companies without regard to market capitalizations; and

•	Investing its assets in the securities of a limited number of companies which the Fund’s investment manager believes show a high probability for superior growth.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
2.	Stock Market Risk - The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
3.	Small-Cap Stock Risk - The Fund primarily invests in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.
4.	Excluded Security Risk - Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
5.	Growth Risks - The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.
6.	Portfolio Turnover - The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Past performance

Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how the Fund’s returns have varied over time. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time (before and after taxes) to the returns of a broad-based securities market index.

4    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432813	887432797
ticker symbol:	TAAGX	TBAGX

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000	2001	2002
-16.50%	-20.84%	-31.01%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (0.22)%.

Best Quarter	Worst Quarter
Dec-01	Sep-01
20.18%	-26.86%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(1)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-31.01%	N/A	N/A	-29.56%	-31.71%	N/A	N/A	-30.24%
Return with sales load	-34.67%	N/A	N/A	-31.22%	-35.12%	N/A	N/A	-31.18%
Return after taxes on distributions (2)	-34.76%	N/A	N/A	-31.34%
Return after taxes on distributions and sale of shares (2)	-21.17%	N/A	N/A	-23.76%
Russell Mid Cap Growth Index (3)
(reflects no deduction for fees, expenses or taxes)	-27.41%	N/A	N/A	-28.29%

(1)	Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(3)	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of mid-capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    5

	Class A	Class B
cusip number:	887432789	887432771
ticker symbol:	TLGAX	TLGBX

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Investment objective

Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

Primary investment strategies

•	Normally investing at least 65% of the Fund’s total assets in U.S. common stocks;

•	Primarily investing in equity securities with market capitalization in excess of $2 billion;

•	Investing in a portfolio of securities which includes a broadly diversified number of U.S. equity securities that the Fund’s investment manager believes show a high probability of superior prospects for above average growth. The Fund’s investment manager chooses these securities using a “bottoms up” approach of extensively analyzing the financial, management, and overall economic conditions of each potential investment.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk - The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk - Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

4.	Growth Risks - The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund’s investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

5.	Mid-Cap Risk - Stocks of mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how the Fund’s returns have varied over time. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns (before and after taxes) compare over time to the returns of a broad-based securities market index.

6    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432789	887432771
ticker symbol:	TLGAX	TLGBX

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000	2001	2002
-5.69%	-22.80%	-29.40%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (2.92)%.

Best Quarter	Worst Quarter
Dec-01	Mar-01
16.48%	-24.07%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(1)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-29.40%	N/A	N/A	-25.69%	-29.92%	N/A	N/A	-26.32%
Return with sales load	-33.07%	N/A	N/A	-27.44%	-33.42%	N/A	N/A	-27.32%
Return after taxes on distributions (2)	-33.25%	N/A	N/A	-27.57%
Return after taxes on distributions and sale of shares (2)	-20.25%	N/A	N/A	-21.08%
Russell 1000 Growth Index (3)
(reflects no deduction for fees, expenses or taxes)	-27.89%	N/A	N/A	-29.26%

(1)	Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(3)	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    7

	Class A	Class B
cusip number:	887432409	887432508
ticker symbol:	TPLNX	TIMBX

TIMOTHY PLAN SMALL-CAP VALUE FUND

Investment objective

Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

•	The Fund seeks to achieve its objectives by primarily investing in U.S. small-cap stocks. Small-Cap stocks refer to the common stock of smaller companies—companies whose total market capitalization is generally less than $2 billion.

•	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

•	The Fund may invest in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk - The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Small-Cap Stock Risk - The Fund invests in smaller companies. Smaller companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

4.	Excluded Security Risk - Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

5.	Foreign Risk - The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because of the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund’s Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time to the returns of a broad-based securities market index. Past performance does not guarantee future results.

8    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432409	887432508
ticker symbol:	TPLNX	TIMBX

TIMOTHY PLAN SMALL-CAP VALUE FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

1994	1995	1996	1997	1998	1999	2000	2001	2002
-2.84%	7.93%	12.59%	21.35%	-10.50%	12.58%	11.23%	9.66%	-19.25%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (8.18)%.

Best Quarter	Worst Quarter
Jun-99	Sep-98
19.87%	-23.18%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(2)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-19.25%	-0.15%	N/A	4.09%	-19.85%	-0.96%	N/A	3.41%
Return with sales load	-23.47%	-1.27%	N/A	3.46%	-23.86%	-1.14%	N/A	3.41%
Return after taxes on distributions (3)	-23.69%	-1.62%	N/A	2.81%
Return after taxes on distributions and sale of shares (3)	-14.41%	-0.40%	N/A	2.74%
Russell 2000 Index (4)
(reflects no deduction for fees, expenses or taxes)	-20.48%	-1.36%	N/A	5.67%

(1)	Class A shares commenced investment operations on March 24, 1994.

(2)	Class B Shares commenced investment operations on August 25, 1995.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(4)	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    9

	Class A	Class B
cusip number:	887432607	887432706
ticker symbol:	TLVAX	TLVBX

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Investment objective

Long-term capital growth, with a secondary objective of current income.

Primary investment strategies

•	The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest in companies whose total market capitalization exceeds $2 billion.

•	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk - The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Mid-Cap Stock Risk - Although the Fund generally invests in companies with larger market capitalization, it may also invest in smaller mid-cap companies. Stocks of mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

4.	Excluded Security Risk - Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.

5.	Value Risk - Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund’s Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time to the returns of a broad-based securities market index. Past performance does not guarantee future results.

10    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432607	887432706
ticker symbol:	TLVAX	TLVBX

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

1999	2000	2001	2002
-3.28%	12.35%	0.33%	-15.88%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (5.82)%.

Best Quarter	Worst Quarter
Dec-01	Sep-02
13.89%	-18.73%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(2)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-15.88%	N/A	N/A	-2.32%	-16.48%	N/A	N/A	-3.38%
Return with sales load	-20.30%	N/A	N/A	-3.81%	-20.65%	N/A	N/A	-3.94%
Return after taxes on distributions (3)	-20.51%	N/A	N/A	-4.00%
Return after taxes on distributions and sale of shares (3)	-12.49%	N/A	N/A	-3.12%
S&P 500 Index (4)
(reflects no deduction for fees, expenses or taxes)	-22.10%	N/A	N/A	-11.31%

(1)	Class A shares commenced investment operations on July 14, 1999.

(2)	Class B Shares commenced investment operations on July 15, 1999.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(4)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    11

	Class A	Class B
cusip number:	887432888	887432854
ticker symbol:	TFIAX	TFIBX

TIMOTHY PLAN FIXED INCOME FUND

Investment objective

To generate a high level of current income consistent with prudent investment risk.

Primary investment strategies

•	To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The investment manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•	In managing its portfolio, the Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk - When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk - The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk - If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Who should buy this Fund

This Fund is appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Past performance

The bar chart and performance table below show the variability of the Fund’s Class A returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time to the returns of a broad-based securities market index. Past performance does not guarantee future results.

12    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432888	887432854
ticker symbol:	TFIAX	TFIBX

TIMOTHY PLAN FIXED INCOME FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

1999	2000	2001	2002
-0.42%	2.32%	6.37%	10.32%

The Fund’s total return for the most recent quarter ended March 31, 2003 was 0.78%.

Best Quarter	Worst Quarter
Sep-02	Mar-00
5.98%	-1.25%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(1)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	10.32%	N/A	N/A	5.16%	9.52%	N/A	N/A	4.35%
Return with sales load	5.65%	N/A	N/A	3.93%	4.27%	N/A	N/A	3.74%
Return after taxes on distributions (3)	3.64%	N/A	N/A	2.19%
Return after taxes on distributions and sale of shares (3)	3.26%	N/A	N/A	2.26%
Dow Jones Bond Index (4) (reflects no deduction for fees, expenses or taxes)	11.29%	N/A	N/A	8.91%

(1)	Class A shares commenced investment operations on July 14, 1999.

(2)	Class B Shares commenced investment operations on August 5, 1999.

(3)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(4)	The Dow Jones Bond Index is a widely recognized, unmanaged index of corporate bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    13

Class A
cusip number:	887432821
ticker symbol:	TPMXX

TIMOTHY PLAN MONEY MARKET FUND

Investment objective

The Fund seeks a high level of current income consistent with the preservation of capital. The Fund also attempts to maintain a stable net asset value of $1.00.

Primary investment strategies

•	The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.

•	The Fund will only purchase securities that have a rating of at least “AA” by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities.

Primary risks

1.	Money Market Risk – An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2.	Interest Rate Risk – When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk – The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

Who should buy this Fund

The Fund is appropriate for investors who are seeking a high level of current income and preservation of capital.

Past performance

The performance table below shows the Fund’s average annual total returns over time. Of course, the Fund’s past performance is not necessarily an indication of its future performance.

14    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

Class A
cusip number:	887432821
ticker symbol:	TPMXX

TIMOTHY PLAN MONEY MARKET FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

1999	2000	2001	2002
1.78%	5.34%	3.34%	0.80%

The Fund’s total return for the most recent quarter ended March 31, 2003 was 0.11%.

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	0.80%	N/A	N/A	3.20%

(1)	Money Market Fund commenced investment operations on July 12, 1999.

To obtain the Fund’s current 7-day yield, call the Fund toll-free at 1-800-662-0201.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    15

FEES AND EXPENSES

The tables that follow describe the fees and expenses you would pay if you buy and hold Class A or Class B shares of the Timothy Plan Small-Cap Value Fund (“Small”), Timothy Plan Large/Mid-Cap Value Fund (“Mid”), Timothy Plan Aggressive Growth Fund (“Aggr”), Timothy Plan Large/Mid-Cap Growth Fund (“Large”), and Timothy Plan Fixed-Income Fund (“Fixed”). The Timothy Plan Money Market Fund (“MM”) offers only No-Load shares.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A					Class B					No-Load
	Small	Mid	Aggr	Large	Fixed	Small	Mid	Aggr	Large	Fixed	MM

Maximum sales charge on purchases (as percentage of offering price)	5.25%	5.25%	5.25%	5.25%	4.25%	None	None	None	None	None	None

Maximum deferred sales charges (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	5.00%	5.00%	5.00%	5.00%	5.00%	None

Redemption Fees (1)	None	None	None	None	None	None	None	None	None	None	None

Exchange Fees	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Class A					Class B					No-Load
	Small	Mid	Aggr	Large	Fixed	Small	Mid	Aggr	Large	Fixed	MM

Management fees	0.85%	0.85%	0.85%	0.85%	0.60%	0.85%	0.85%	0.85%	0.85%	0.60%	0.60%

Service & distribution (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%	1.00%	1.00%	0.00%

Other expenses (2)	0.65%	0.66%	1.54%	0.70%	0.89%	0.64%	0.70%	1.85%	0.87%	1.01%	1.25%

Total fund operating expenses (before reimbursement by TPL)	1.75%	1.76%	2.64%	1.80%	1.74%	2.49%	2.55%	3.70%	2.72%	2.61%	1.85%

Reimbursement	N/A	N/A	1.04%	0.20%	0.39%	N/A	N/A	1.35%	0.37%	0.51%	1.00%

Total annual fund operating expenses (after reimbursement by TPL)	1.75%	1.76%	1.60%	1.60%	1.35%	2.49%	2.55%	2.35%	2.35%	2.10%	0.85%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.

(2)	The Funds’ Adviser, TPL, has contractually agreed to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund and the Fixed-Income Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable Fund’s Class A shares’ average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund’s Class B shares’ average daily net assets. These Fund classes have agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the applicable Fund class for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds’ Adviser may otherwise agree. The Funds’ Adviser has contractually agreed to waive fees and/or reimburse fund expenses for the Money Market Fund through April 30, 2005 to maintain total annual operating expenses at no more than 0.85% of the Fund’s average daily net assets. The Money Market Fund has agreed to repay these expenses in the first, second and third fiscal years following the year ending December 31, 2004, to the extent the total expenses of the Fund for any such year or years do not exceed 0.85% of the Fund’s average daily net assets or any lower expense limitation or limitations to which the Fund’s adviser may otherwise agree.

Example:

The hypothetical example below shows what your expenses would be if you invested $10,000 in Class A shares of each Traditional Fund (or No-load shares of the Money Market Fund) for the time periods indicated, reinvested all distributions, and then redeemed all your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that each Fund’s net operating expenses remain the same as in the table above. This example is for comparison only, and does not represent each Fund’s actual expenses and returns, either past or future.

	Class A					No-Load

	Small	Mid	Aggr	Large	Fixed	MM

One year	$694	$694	$679	$679	$557	$87

Three years	$1,047	$1,050	$1,109	$1,024	$875	$381

Five years	$1,424	$1,429	$1,670	$1,412	$1,257	$808

Ten years	$2,479	$2,489	$3,191	$2,498	$2,326	$1,999

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 4.25% for the Fixed-Income Fund, and 5.25% for the other Funds (except the Money Market Fund) is included in the expense calculations.

	Class B (with Redemption)					Class B (without Redemption)
	Small	Mid	Aggr	Large	Fixed	Small	Mid	Aggr	Large	Fixed

One year	$752	$758	$738	$738	$713	$252	$258	$238	$238	$213

Three years	$1,076	$1,093	$1,175	$1,072	$1,011	$776	$793	$875	$772	$711

Five years	$1,426	$1,455	$1,775	$1,472	$1,388	$1,326	$1,355	$1,675	$1,372	$1,288

Ten years	$2,826	$2,885	$3,768	$2,995	$2,858	$2,826	$2,885	$3,768	$2,995	$2,858

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. The maximum contingent deferred sales charge for each period is included in the figures showing redemption expenses.

16    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

THE BASICS ABOUT THE ASSET ALLOCATION FUNDS

In addition to the Traditional Funds described above, the Timothy Plan offers two Asset Allocation Funds: the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund. Each Asset Allocation Fund attempts to achieve its investment objective by investing the majority of its assets in certain Traditional Funds. The Asset Allocation Funds offer you the opportunity to pursue one of two specially constructed asset allocation strategies. The Asset Allocation Funds are designed for long-term investors seeking total return for tax-advantaged retirement plans and other long-term investment or savings accounts.

	Class A	Class B
cusip number:	887432763	887432748
ticker symbol:	TSGAX	TSGBX

TIMOTHY PLAN STRATEGIC GROWTH FUND

Investment objective

Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Strategic Growth Fund invests seek current income.

Primary investment strategies

The Strategic Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund

Small Cap Value Fund	15-20%

Large/Mid Cap Value Fund	20-25%

Large/Mid Cap Growth Fund	30-35%

Aggressive Growth Fund	15-20%

The Strategic Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Fund is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. TPL also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

Who should buy this Fund

The Strategic Growth Fund is appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

Past performance

Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how the Fund’s returns have varied over time. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time to the returns of a broad-based securities market index.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    17

	Class A	Class B
cusip number:	887432763	887432748
ticker symbol:	TSGAX	TSGBX

TIMOTHY PLAN STRATEGIC GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000	2001	2002
-3.90%	-11.72%	-25.26%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (3.99)%.

Best Quarter	Worst Quarter
Dec-01	Sep-02
16.19%	-17.65%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A(1)				Class B(1)
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-25.26%	N/A	N/A	-18.40%	-25.77%	N/A	N/A	-18.94%
Return with sales load	-29.27%	N/A	N/A	-20.33%	-29.56%	N/A	N/A	-20.04%
Return after taxes on distributions (2)	-29.43%	N/A	N/A	-20.46%
Return after taxes on distributions and sale of shares (2)	-17.92%	N/A	N/A	-15.86%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	-22.10%	N/A	N/A	-18.47%

(1)	Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

18    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

	Class A	Class B
cusip number:	887432730	887432755
ticker symbol:	TCGAX	TCGBX

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Investment objective

Moderate levels of long-term capital growth. Current income is a secondary objective.

Primary investment strategies

The Conservative Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximated range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund

Small Cap Value Fund	15-20%

Large/Mid Cap Value Fund	25-30%

Large/Mid Cap Growth Fund	15-20%

Fixed Income Fund	25-30%

The Conservative Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

TPL will determine the specific asset allocation program. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Conservative Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks

1.	General Risk - As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk - The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

3.	Interest Rate Risk - To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk - To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed-Income Fund will only invest in investment grade bonds.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Past performance

Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how the Fund’s returns have varied over time. The bar chart shows changes in the Fund’s Class A returns since its inception. The performance table shows how the Fund’s average annual total returns compare over time to the returns of a broad-based securities market index.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    19

	Class A	Class B
cusip number:	887432730	887432755
ticker symbol:	TCGAX	TCGBX

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Performance

Chart and Table (bar graph does not reflect the effect of sales charges)

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000	2001	2002
-0.20%	-5.41%	-13.03%

The Fund’s total return for the most recent quarter ended March 31, 2003 was (3.34)%.

Best Quarter	Worst Quarter
Dec-01	Sep-02
10.54%	-11.10%

Average Annual Total Returns

(for periods ending on December 31, 2002(1))

	Class A				Class B
	1 Year	5 Year	10 Year	Since Inception	1 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	-13.03%	N/A	N/A	-8.43%	-13.64%	N/A	N/A	-9.18%
Return with sales load	-17.59%	N/A	N/A	-10.59%	-17.93%	N/A	N/A	-10.41%
Return after taxes on distributions (2)	-17.84%	N/A	N/A	-10.73%
Return after taxes on distributions and sale of shares (2)	-10.86%	N/A	N/A	-8.45%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	-22.10%	N/A	N/A	-18.47%

(1)	Class A shares commenced investment operations on October 5, 2000 and Class B shares commenced investment operations on October 9, 2000.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B shares will be different.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

20    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FEES AND EXPENSES

The tables that follow describe the fees and expenses you would pay if you buy and hold shares of the Asset Allocation Funds.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class A		Class B
	Strategic	Conservative	Strategic	Conservative

Maximum sales charge on purchases (as percentage of offering price)	5.25%	5.25%	None	None

Maximum deferred sales charges (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	5.00%	5.00%

Redemption Fees (1)	None	None	None	None

Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)	Class A		Class B
	Strategic	Conservative	Strategic	Conservative

Management fees (2)	1.00%	0.95%	1.00%	0.95%

Service & distribution (12b-1) fees	0.25%	0.25%	1.00%	1.00%

Other expenses (3)	1.69%	1.78%	1.70%	1.78%

Total annual fund operating expenses (before reimbursement by Adviser)	2.94%	2.98%	3.70%	3.73%

Reimbursement by Adviser	0.19%	0.28%	0.20%	0.28%

Total annual fund operating expenses (after reimbursement by Adviser) (4)	2.75%	2.70%	3.50%	3.45%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which is currently $9.

(2)	Management Fees include an annual fee of 0.15% of the average daily net assets of each Fund which is paid to the Funds’ Adviser, Timothy Partners. Ltd., and the aggregate management fees paid by the underlying Funds in which each Asset Allocation Fund invests

(3)	Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses of the Asset Allocation Funds not listed above, as well as the payment of a 0.25% shareholder administrative support fee described below under “Choosing the Class of Shares that is Best for You.”

(4)	Timothy Partners, Ltd. is contractually obligated to waive its fees and/or reimburse each Asset Allocation Fund to the extent necessary to maintain certain overall expense caps for each Class. The figures in the above table include the expenses attributable to the specific Asset Allocation Fund and the underlying Funds in which it invests. Not including the expenses attributable to the underlying Funds, the expense cap of each Asset Allocation Fund is as follows: For Class A shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.15%. For Class B shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.90%.

Example:

The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the “Basics About the Asset Allocation Funds” section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. Based on the assumptions previously stated, you would pay the following combined expenses on a $10,000 investment assuming a 5% annual return and redemption at the end of each period.*

	Class A
	Strategic	Conservative

One year	$636	$636

Three years	$871	$871

Five years	$1,125	$1,125

Ten years	$1,849	$1,849

	Class B (with Redemption)		Class B (without Redemption)
	Strategic	Conservative	Strategic	Conservative

One year	$693	$693	$193	$193

Three years	$897	$897	$597	$597

Five years	$1,126	$1,126	$1,026	$1,026

Ten years	$2,222	$2,222	$2,222	$2,222

*	The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.25% for the Class A Shares of each Asset Allocation Fund is included in the expense calculations. The expenses shown above reflect estimated Total Annual Operating Expenses for the underlying Traditional Funds. See the footnotes to the “Annual Fund Operating Expenses” table for the Traditional Funds.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    21

ADDITIONAL INFORMATION

Each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments, including repurchase agreements. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than if it had invested strictly according to its objectives.

In order to achieve its investment objective, each Asset Allocation Fund typically allocates its assets, within predetermined percentage ranges, among certain of the Traditional Funds. Even so, the Asset Allocation Funds may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Asset Allocation Fund will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by each Asset Allocation Fund’s investments in those market segments and their corresponding Traditional Funds. The Funds’ adviser may alter these percentage ranges when it deems appropriate. The assets of each Asset Allocation Fund will be allocated among the Traditional Funds in accordance with its investment objective, the Funds’ adviser’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds.

At the time an Asset Allocation Fund invests in any commercial paper or repurchase agreements, the issuer must have outstanding debt rated “A” or higher by Moody’s or S&P; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Funds’ adviser.

INTEREST RATE RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Traditional Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Traditional Fund’s portfolio and its average coupon return), the more sensitive the Traditional Fund is to interest rate risk.

CREDIT RISK

To the extent that a Traditional Fund invests in fixed income securities, the Traditional Fund will be exposed to credit risk. A Traditional Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Traditional Funds will only invest in investment grade bonds.

ADDITIONAL EXPENSE AND TAX IMPLICATIONS

Investing in the Asset Allocation Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Traditional Funds. See “Dividends and Distributions” and “Federal Taxes” in this Prospectus.

INVESTING IN THE FUNDS

DETERMINING SHARE PRICES

Shares of each Class of each Fund are offered at the public offering price for each Class. The public offering price is each class’s next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of Fund investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

22    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU

Except for the Money Market Fund, which offers only No-Load Shares, each Fund offers you a choice of two different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Both Classes of shares in any Fund represent interests in the same portfolio of investments in that Fund. When deciding which

Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class B shares will be greater than the front-end sales charge of

Class A shares, and to what extent such differences may be offset by the lower expense ratio on Class A shares.

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed-Income Fund and the Money Market Fund, the following sales charges(1) apply:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.25%	5.54%	5.00%
$50,000 to $100,000	4.25%	4.44%	4.00%
$100,000 to $250,000	3.25%	3.34%	3.00%
$250,000 to $500,000	2.00%	2.04%	1.75%
$500,000 to $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and up	0.00%	0.00%	0.00%

The following sales charges(1) apply to the Fixed-Income Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.25%	4.44%	4.00%
$50,000 to $100,000	3.50%	3.63%	3.25%
$100,000 to $250,000	2.50%	2.56%	2.25%
$250,000 to $500,000	1.50%	1.52%	1.25%
$500,000 to $1,000,000	0.75%	0.76%	0.50%
$1,000,000 and up	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of A class shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

Exemptions from sales charges

Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Fund by:

1.	fee-based registered investment advisers for their clients,

2.	broker/dealers with wrap fee accounts,

3.	registered investment advisers or brokers for their own accounts, or family members of their household,

4.	trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and

The	Trust may also, in its sole discretion, waive sales charges on purchases of Class A Shares by:

1.	religious organizations for themselves or their members,

2.	religious-based charitable organizations and foundations for themselves or their members, and/or

3.	for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. The Trust, in its sole discretion, may lower these minimums.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

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Reduced sales charges

You may qualify for a reduced sales charge by aggregating the net asset value of all the load shares you and your related accounts previously purchased in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class B shares in one or more of the Funds with an aggregate net asset value of $950,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund, there would be no sales charge on that purchase because you had accumulated more than $1,000,000 in all Funds of the Trust. Related accounts include and are limited to accounts established by or for your parents, spouse, children, or grandchildren.

Letter of intent

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES

Unlike Class A shares, Class B shares are sold at net asset value, without an initial sales charge. Instead, a Contingent Deferred Sales Charge (“CDSC”) is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within five years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be imposed based on an amount equal to the lesser of the current market value or the cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of each Fund, except the Money Market Fund, which does not offer Class B shares, the following CDSC charges(1) apply:

Redemption Within	CDSC Percentage
First Year	5.00%
Second Year	4.00%
Third Year	3.00%
Fourth Year	2.00%
Fifth Year	1.00%
Sixth Year and Thereafter	None

(1)	There is no CDSC on exchanges of B class shares of a Fund for Class B shares of any other Fund.

When you send a redemption request to the Trust, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC waivers

The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder (ii) in connection with certain distributions from an individual retirement account (“IRA”) or other retirement plan (iii) pursuant to the Trust’s Systematic Cash Withdrawal Plan or a lump-sum withdrawal, limited to a total of 10% per year of the initial value of the account, or (iv) pursuant to the right of a Fund to liquidate a shareholder’s account.

Conversion feature

Class B shares automatically will convert to Class A shares once the economic equivalent of a 5.25% front-end sales charge has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by the investor. Class B shares that convert to Class A shares are not subject to any additional front-end sales charges

Support Services

Class A and Class B shares of the Asset Allocation Funds each may pay fees for shareholder administrative support services to broker-dealers and other financial organizations at an annual rate of 0.25% of the average daily net asset value of that Class. Shareholder support services may include: assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; providing information periodically to customers showing their positions in Fund shares; providing sub-accounting; and forwarding sales literature and advertising. Over time, these fees will increase the cost of your investment. To help you make a determination as to which Class of shares to buy, please refer back to the examples of Fund expenses over time in the “Fees And Expenses” sections.

24    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

DISTRIBUTION FEES

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for each Class of Shares, of each Fund (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of each Fund compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund’s average daily net assets attributable to Class A shares.

Under the Class B Distribution Plan, the Class B Shares of each Fund compensates TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund’s average daily net assets attributable to Class B shares. Amounts paid under the Class B Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Distribution Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Distribution Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares.

Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AND ADDING TO YOUR ACCOUNT

You can invest directly in each Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for each Fund, in any Class of shares, is set forth below:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount

Regular Accounts	$1,000	None

Qualified Retirement Plans and Coverdell Education Amounts	None	None

Automatic Investment Accounts	$50	$50

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in the Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan

c/o Citco-Quaker Fund Services, Inc.

1288 Valley Forge Road, Suite 88

Valley Forge, PA 19482

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

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PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1. Fill out and mail or fax (610-935-3775) an Account Registration Form to the Transfer Agent

2. Call 1-800-662-0201 to inform us that a wire is being sent.

3. Obtain an account number from the Transfer Agent.

4. Ask your bank to wire funds to the account of:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130100788681
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN (excluding the Money Market Fund)

You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”) with the exception of the Money Market Fund. The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

26    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements	After every transaction that affects your account balance or your account registration.

Account Statements	Quarterly.

Financial Reports

Semi-annually — to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Sale requests should be mailed via U.S. mail or overnight courier service to:

The Timothy Plan

c/o Citco-Quaker Fund Services, Inc.

1288 Valley Forge Road, Suite 87

Valley Forge, PA 19482

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class B shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

(1)	Your account number.

(2)	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

(3)	The signatures of all account owners exactly as they are registered on the account.

(4)	Any required signature guarantees.

(5)	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption please call customer service at 1-800-661-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    27

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)	if you change the ownership on your account;
(ii)	when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)	if the proceeds are to be made payable to someone other than the account’s owner(s);
(iv)	any redemption transmitted by federal wire transfer to your bank; and
(v)	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

(for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words “Gold Medallion Signature Guarantee.” Please call customer service at 1-800-662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 87, Valley Forge, PA 19482.

Receiving distributions (whether reinvested or taken in cash) may be taxable events as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Any tax liabilities generated by receiving distributions are your responsibility.

28    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

THE INVESTMENT ADVISER

Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 0.85% on the Large/Mid-Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid-Cap Growth Fund, 0.60% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.15% on each of the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust’s consent, has engaged the services of the investment managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

INVESTMENT MANAGERS

AGGRESSIVE GROWTH FUND

Provident Investment Counsel, Inc. (“Provident”), 300 North Lake Avenue, Penthouse Suite, Pasadena, CA 91103, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident was founded in 1951 and as of December 31, 2002, managed assets in excess of $4.938 billion. Provident is a wholly owned subsidiary of Old Mutual plc. Provident is registered with the Securities and Exchange Commission as an investment adviser and the firm’s primary business is providing investment management services to institutions, corporations, religious organizations, foundations and endowments, and high net worth individuals.

Provident’s growth equity investment philosophy is based on the belief that, over the long term, a company’s earnings per share growth is the most significant determinant of long-term stock price appreciation. In light of this, Provident seeks out companies with catalysts for growth. Provident employs a team approach to portfolio management, under the direction of joint portfolio managers, Evelyn Lapham and John Yoon, who are primarily responsible for the day-to-day investment of the Fund’s assets.

Evelyn Lapham, CFA — Senior Vice President    Ms. Lapham holds a Bachelor of Arts degree from Miami University of Ohio and a Master of Business Administration degree from the Stern School of Business at New York University. She has also obtained the designation of Chartered Financial Analyst. Ms. Lapham has been in the investment industry since 1981, including seven years as a portfolio manager/analyst for a major U.S. pension plan and ten years in institutional equity sales coverage for a major brokerage firm.

John Yoon — Senior Vice President    Mr. Yoon holds an AB in Economics from Harvard University, and an MBA in Finance from UCLA. He is also a member of the Association for Investment Management and Research. Mr. Yoon entered the investment industry in 1989. Prior to joining Provident Investment Counsel, he served as a financial analyst and associate in corporate finance at Salomon Brothers, Inc.

LARGE/MID-CAP GROWTH FUND

Rittenhouse Financial Services, Inc. (“Rittenhouse”), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse is a registered investment adviser and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2002, Rittenhouse managed approximately $11.99 billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Rittenhouse’s Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. William L. Conrad, Managing Director, is responsible for the day-to-day investing of the Fund’s assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 20 years experience in the investment industry, is a member of the firm’s Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    29

SMALL-CAP VALUE FUND

Awad Asset Management, Inc. (“Awad”), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad has served as investment manager to the Fund since January 1, 1997. In addition to this Fund and the Timothy Plan Small Cap Variable Series, Awad also serves as investment adviser or co-adviser to two other investment companies: Calvert New Vision Small-Cap Fund and Heritage Small-Cap Stock Fund. As of December 31, 2002, Awad managed in excess of $721.9 million in assets.

In choosing the securities in which to invest, Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

LARGE/MID-CAP VALUE FUND

Fox Asset Management, LLC (“Fox”), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the Mid-Cap Value Fund’s assets. Mr. J. Peter Skirkanich, President of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund’s portfolio. Fox was founded in 1985 and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 2002, Fox managed approximately $2.46 billion in assets.

Fox is owned 80% by Eaton Vance Acquisition, a Delaware business trust which, in turn, is 100% owned by Easton Vance Corp., a Maryland corporation. The business address of these firms is 225 State Street, Boston, MA 02109. The remaining 20% of Fox is owned by Saucon I, Inc., a New Jersey corporation. Saucon I is owned 60% by J. Peter Skirkanich, Manager of Fox, and the remaining 40% is owned by other employees of Fox.

Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.

FIXED-INCOME FUND AND MONEY MARKET FUND

Carr & Associates, Inc. (“Carr”), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed-Income and Money Market Funds. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the firm’s co-principals is a Chartered Financial Analyst with over 40 years of investment industry experience.

Michael F. Carr, CFA, President and Chief Investment Officer for the firm, is responsible for the day to day recommendations regarding the investment of the Funds’ portfolios. Mr. Carr has spent his entire 42 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

30    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

FEDERAL TAXES

The Trust intends to qualify and maintain its qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Trust itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to Federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    31

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

AGGRESSIVE GROWTH FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.05)	—
Net Realized and Unrealized Loss on Investments	(2.00)	(1.69)	(1.65)

Total from Investment Operations	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—	—	—
Dividends from Net Investment Income	—	—	—

Total Distributions	—	—	—

Net Asset Value at End of Period	$4.56	$6.61	$8.35

Total Return(A)(D)	(31.01)%	(20.84)%	(16.50)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,878	$3,510	$717
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(2.44)%	0.0353	0.0891	(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.40)%	0.0126	0.0031	(C)
Portfolio Turnover	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

32    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

AGGRESSIVE GROWTH FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.08)	(0.11)	—
Net Realized and Unrealized Loss on Investments	(2.00)	(1.67)	(1.66)

Total from Investment Operations	(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—	—	—
Dividends from Net Investment Income	—	—	—

Total Distributions	—	—	—

Net Asset Value at End of Period	$4.48	$6.56	$8.34

Total Return(A)(D)	(31.71)%	(21.34)%	(16.60)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$525	$402	$248
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	3.70%	4.63%	10.95	%(C)
After Reimbursement of Expenses by Advisor	2.35%	2.35%	2.35	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(3.50)%	0.0424	0.0966	(C)
After Reimbursement of Expenses by Advisor	(2.15)%	0.0196	0.0106	(C)
Portfolio Turnover	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For The Period October 9, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    33

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

LARGE/MID CAP GROWTH FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)	(0.04)	—
Net Realized and Unrealized Loss on Investments	(2.10)	(2.11)	(0.57)

Total from Investment Operations	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$5.14	$7.28	$9.43

Total Return(A)(D)	(29.40)%	(22.80)%	(5.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,044	$8,854	$1,547
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.80%	2.32%	5.55%
After Reimbursement and Waiver of Expenses by Advisor	1.60%	1.60%	1.60%
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.21)%	(1.72)%	(3.98)%
After Reimbursement and Waiver of Expenses by Advisor	(1.01)%	(1.00)%	(0.03)%
Portfolio Turnover	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 5, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

34    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

LARGE/MID CAP GROWTH FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Loss on Investments	(2.08)	(2.11)	(0.58)

Total from Investment Operations	(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$5.07	$7.22	$9.41

Total Return(A)(D)	(29.92)%	(23.27)%	(5.89)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,311	$918	$444
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.72%	3.66%	6.30	%(C)
After Reimbursement of Expenses by Advisor	2.35%	2.35%	2.35	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement of Expenses by Advisor	(1.75)%	(1.80)%	(0.78	)%(C)
Portfolio Turnover	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For The Period October 9, 2000 (commencement of operations) to December 31, 2000.
(C)	Annualized
(D)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    35

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

SMALL-CAP VALUE FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99	year ended 12/31/98
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.79	$12.61	$12.26	$10.89	$12.25

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	(0.09)	(0.05)	(0.02)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.60)	1.30	1.43	1.39	(1.30)

Total from Investment Operations	(2.65)	1.21	1.38	1.37	(1.29)

Less Distributions:
Dividends from Realized Gains	(0.01)	(0.03)	(1.03)	—	(0.07)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.01)	(0.03)	(1.03)	—	(0.07)

Net Asset Value at End of Year	$11.13	$13.79	$12.61	$12.26	$10.89

Total Return(A)	(19.25)%	9.66%	11.23%	12.58%	(10.50)%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$22,603	$21,632	$15,217	$13,377	$13,287
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.75%	1.89%	1.97%	2.22%	2.09%
After Reimbursement of Expenses by Advisor	1.75%	1.89%	1.76%	1.60%	1.60%
Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.46)%	(0.80)%	(0.48)%	(0.82)%	(1.15)%
After Reimbursement of Expenses by Advisor	(0.46)%	(0.80)%	(0.27)%	(0.20)%	(0.66)%
Portfolio Turnover	66.95%	61.41%	99.17%	78.79%	69.42%

(A)	Total Return Calculation Does Not Reflect Sales Load.

36    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

SMALL-CAP VALUE FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99	year ended 12/31/98
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$13.22	$12.19	$11.88	$10.70	$12.13

Income from Investment Operations:
Net Investment Income (Loss)	(0.14)	(0.22)	(0.10)	(0.11)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(2.48)	1.28	1.39	1.29	(1.29)

Total from Investment Operations	(2.62)	1.06	1.29	1.18	(1.36)

Less Distributions:
Dividends from Realized Gains	(0.01)	(0.03)	(0.98)	—	(0.07)
Dividends from Net Investment Income	—	—	—	—	—

Total Distributions	(0.01)	(0.03)	(0.98)	—	(0.07)

Net Asset Value at End of Year	$10.59	$13.22	$12.19	$11.88	$10.70

Total Return(A)	(19.85)%	8.77%	10.87%	11.03%	(11.18)%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$14,509	$17,651	$16,631	$14,351	$14,114
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.49%	2.72%	2.72%	2.72%	2.84%
After Reimbursement of Expenses by Advisor	2.49%	2.72%	2.51%	2.35%	2.35%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(1.12)%	(1.78)%	(1.23)%	(1.34)%	(1.90)%
After Reimbursement of Expenses by Advisor	(1.12)%	(1.78)%	(1.02)%	(0.97)%	(1.41)%
Portfolio Turnover	66.95%	61.41%	99.17%	78.79%	69.42%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    37

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

LARGE/MID-CAP VALUE FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.83	$10.83	$9.68	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.01	(0.02)	0.04	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)	0.06	1.16	(0.30)

Total from Investment Operations	(1.72)	0.04	1.20	(0.28)

Less Distributions:
Dividends from Realized Gains	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—	—	(0.03)	(0.02)

Total Distributions	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Period	$9.11	$10.83	$10.83	$9.68

Total Return(A)(D)	(15.88)%	0.33%	12.35%	(3.28)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$17,856	$13,858	$4,493	$846
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.76%	1.70%	2.70%	4.69	%(C)
After Reimbursement of Expenses by Advisor	1.76%	1.70%	1.65%	1.60	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.11%	(0.20)%	(0.30)%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	0.11%	(0.20)%	0.67%	0.75	%(C)
Portfolio Turnover	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (commencement of operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

38    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years  (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

LARGE/MID-CAP VALUE FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.50	$10.60	$9.36	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)	(0.12)	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)	0.06	1.28	(0.62)

Total from Investment Operations	(1.73)	(0.06)	1.29	(0.60)

Less Distributions:
Dividends from Realized Gains	—	(0.04)	(0.02)	(0.02)
Dividends from Net Investment Income	—	—	(0.03)	(0.02)

Total Distributions	—	(0.04)	(0.05)	(0.04)

Net Asset Value at End of Year	$8.77	$10.50	$10.60	$9.36

Total Return(A)(D)	(16.48)%	(0.61)%	13.73%	(4.78)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,809	$3,675	$2,665	$525
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.55%	2.66%	3.45%	5.87	%(C)
After Reimbursement of Expenses by Advisor	2.55%	2.66%	2.40%	2.35	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.71)%	(1.12)%	1.13%	(2.34	)%(C)
After Reimbursement of Expenses by Advisor	(0.71)%	(1.12)%	0.08%	1.15	%(C)
Portfolio Turnover	36.79%	26.44%	50.98%	8.02%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the Period July 15, 1999 (commencement of operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    39

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

FIXED INCOME FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.73	$9.53	$9.81	$10.00

Income from Investment Operations:
Net Investment Income	0.45	0.40	0.49	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.53	0.20	(0.27)	(0.18)

Total from Investment Operations	0.98	0.60	0.22	(0.06)

Less Distributions:
Dividends from Net Investment Income	(0.44)	(0.40)	(0.50)	(0.13)
Dividends from Net Realized Gain	(0.02)	—	—	—

Total Distributions	(0.46)	(0.40)	(0.50)	(0.13)

Net Asset Value at End of Period	$10.25	$9.73	$9.53	$9.81

Total Return(A)(D)	10.32%	6.37%	2.32%	(0.42)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$10,374	$4,773	$667	$124
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.74%	2.44%	8.99%	13.92	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.35%	1.35%	1.35%	1.35	%(C)
Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	4.49%	3.91%	(2.19)%	(9.88	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	4.88%	5.00%	5.45%	2.70	%(C)
Portfolio Turnover	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods of Less Than One Full Year, Total Return Is Not Annualized.

40    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

FIXED INCOME FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.55	$9.54	$9.80	$10.00

Income from Investment Operations:
Net Investment Income	0.37	0.40	0.45	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.52	(0.01)	(0.25)	(0.22)

Total from Investment Operations	0.89	0.39	0.20	(0.07)

Less Distributions:
Dividends from Net Investment Income	(0.40)	(0.38)	(0.46)	(0.13)
Dividends from Net Realized Gain	(0.02)	—	—	—

Total Distributions	(0.42)	(0.38)	(0.46)	(0.13)

Net Asset Value at End of Period	$10.02	$9.55	$9.54	$9.80

Total Return(A)(D)	9.52%	4.13%	2.12%	(0.92)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,837	$1,026	$506	$243
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.61%	3.46%	9.74%	14.73	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.10%	2.10%	2.10%	2.10	%(C)
Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	3.57%	2.93%	(2.94)%	(2.20	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	4.08%	4.29%	4.70%	10.42	%(C)
Portfolio Turnover	18.10%	20.28%	35.54%	21.25%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.
(D)	For Periods of Less Than One Full Year, Total Return Is Not Annualized.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    41

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request.

MONEY MARKET FUND

	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	period ended 12/31/99(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01	0.03	0.05	0.02

Total from Investment Operations	0.01	0.03	0.05	0.02

Less Distributions:
Dividends from Realized Gains	—	—	—	—
Dividends from Net Investment Income	(0.01)	(0.03)	(0.05)	(0.02)

Total Distributions	(0.01)	(0.03)	(0.05)	(0.02)

Net Asset Value at End of Period	$1.00	$1.00	$1.00	$1.00

Total Return(A)	0.80%	3.34%	5.34%	1.78%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,544	$2,774	$1,403	$760
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.85%	2.33%	4.53%	5.75	%(C)
After Reimbursement of Expenses by Advisor	0.85%	0.73%	0.85%	0.85	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(.22)%	1.45%	1.58%	(0.73	)%(C)
After Reimbursement of Expenses by Advisor	0.78%	3.05%	5.25%	4.17	%(C)

(A)	Not Annualized.
(B)	For the Period July 9, 1999 (Commencement of Operations) to December 31, 1999.
(C)	Annualized.

42    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

STRATEGIC GROWTH FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Loss on Investments	(2.07)	(1.08)	(0.38)

Total from Investment Operations	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—

Total Distributions	—	(0.01)	—

Net Asset Value at End of Period	$6.33	$8.47	$9.61

Total Return(A)(B)	(25.26)%	(11.72)%	(3.90	)%(B)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,430	$4,675	$456
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.34%	1.68%	6.80	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.25%	1.25%	1.25	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.34)%	(1.61)%	(6.22	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.25)%	(1.18)%	(0.67	)%(C)
Portfolio Turnover	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    43

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

STRATEGIC GROWTH FUND — CLASS B SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Loss on Investments	(2.05)	(1.09)	(0.36)

Total from Investment Operations	(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	— *	(0.01)	—
Dividends from Net Investment Income	—	—	—

Total Distributions	—	(0.01)	—

Net Asset Value at End of Period	$6.25	$8.42	$9.61

Total Return(A)(B)	(25.77)%	(12.24)%	(3.90	)%(B)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,394	$7,042	$904
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.10%	2.27%	7.55	%(C)
After Reimbursement of Expenses by Advisor	2.00%	2.00%	2.00	%(C)
Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.10)%	(2.21)%	(6.97	)%(C)
After Reimbursement of Expenses by Advisor	(2.00)%	(1.94)%	(1.42	)%(C)
Portfolio Turnover	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
*	Distribution was less than $0.01 per share

44    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

CONSERVATIVE GROWTH FUND — CLASS A SHARES

	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02	(0.01)	0.02
Net Realized and Unrealized Loss on Investments	(1.25)	(0.53)	(0.04)

Total from Investment Operations	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	—	(0.01)	—
Dividends from Net Investment Income	— *	(0.00)*	—

Total Distributions	—	(0.01)	—

Net Asset Value at End of Period	$8.20	$9.43	$9.98

Total Return(A)(B)	(13.03)%	(5.41)%	(0.20)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,573	$5,787	$297
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.38%	1.74%	9.91	%(C)
After Reimbursement of Expenses by Advisor	1.20%	1.20%	1.20	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.06%	(0.17)%	(7.41	)%(C)
After Reimbursement of Expenses by Advisor	0.24%	0.37%	1.30	%(C)
Portfolio Turnover	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 5, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    45

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2002, which is available upon request

CONSERVATIVE GROWTH FUND — CLASS B SHARES

	year ended 12/31/02		year ended 12/31/01	period ended 12/31/00(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.33		$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.02)	—
Net Realized and Unrealized Loss on Investments	(1.24)		(0.60)	(0.04)

Total from Investment Operations	(1.27)		(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	—		(0.01)	—
Dividends from Net Investment Income	—	*	0.00 *	—

Total Distributions	—		(0.01)	—

Net Asset Value at End of Period	$8.06		$9.33	$9.96

Total Return(A)(B)	(13.64)%		(6.23)%	(0.40)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,846		$4,340	$481
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.13	%(C)	2.70%	10.66	%(C)
After Reimbursement of Expenses by Advisor	1.95	%(C)	1.95%	1.95	%(C)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.67	)%(C)	(1.19)%	(8.16	)%(C)
After Reimbursement of Expenses by Advisor	(0.49	)%(C)	(0.44)%	0.55	%(C)
Portfolio Turnover	0.00%		4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized
(D)	For the Period October 9, 2000 (Commencement of Operations) to December 31, 2000.
*	Distribution was less than $0.01 per share.

46    PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect.

The Funds collect the following nonpublic personal information about you:

•	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
•	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

Additional information about the Funds is available in the Trust’s annual report to shareholders, dated December 31, 2002, and its semi-annual report to shareholders, dated June 30, 2002.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated May 1, 2003, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust’s latest annual or semi-annual report, please contact the Trust.

	Timothy Plan*	Securities and Exchange Commission

By Phone:	1-800-846-7526	1-202-942-8090

By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1304 West Fairbanks Avenue Winter Park, Florida 32789	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)

By E-mail:	info@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-0822

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS                May 1, 2003    47

A

T H E TIMOTHY P L A N ®	Regular Account NEW ACCOUNT APPLICATION

1  Information About Your Account

Individual and Joint Accounts	m Individual	m Joint Tenant (Registered as joint tenants with rights of survivorship unless otherwise specified.)

Complete this section.	Primary Applicant’s Name	Date of Birth	Social Security Number

A Social Security Number is required in this section. Not to be used for Individual Retirement Accounts.	Joint Owner’s Name	Date of Birth	Social Security Number

	Primary Applicant’s Driver’s License Number	State of Registration

UGMA/UTMA and Custodial Accounts	m Uniform Gift or Transfer to a Minor (UGMA / UTMA)

Complete this section.	Custodian	State

A Social Security Number is required in this section.	Minor’s Name	Minor’s Social Security Number

Trust and Business Entity	m Institutional (Please mark appropriate circle below.)
Accounts	m Trust	m Corporation	m Other (Please specify below.)
	m Sole Proprietorship	m Partnership

Complete this section.	Name of Trust / Organization

An Employer Identification Number [EIN] or Social Security Number is
required in this section.	Date of Trust Agreement (for trusts only)		Tax ID Number or Social Security Number

Name of Trustee(s) / Authorized Signer(s)

Name of Trustee(s) / Authorized Signer(s)

Address
Street

Complete for all accounts.	City	State	Zip

	E-mail Address (Optional)	Daytime Phone Number

	m U.S. Citizen or Resident Alien	m Exempt Foreign Citizen (Country of tax citizenship.)

Your Fund Choices	Fund Name(s)	Fund Class*		Amount Enclosed or to be wired (see below)	Automatic Investment Plan (see Section 3)
	1. Aggressive Growth	m A	m B	$	$

If no share class is indicated, a Class A share account will be established.	2. Large/Mid-Cap Growth	m A	m B	$	$

	3. Small-Cap Value	m A	m B	$	$

*Does not apply to Money Market.	4. Large/Mid-Cap Value	m A	m B	$	$

	5. Fixed-Income	m A	m B	$	$

	6. Strategic Growth	m A	m B	$	$

	7. Conservative Growth	m A	m B	$	$

	8. Money Market			$	$

		Total Amount Enclosed:		$

m I intend to make my initial investment by federal funds wire.
m This application establishes an automatic investment plan; no money enclosed.

Regular Account: New Account Application [page 1 of 3]

A

Dividend Payment Options	Income Dividends Capital Gains Distributions	(mark one circle/line only) (mark one circle/line only)	m Reinvested m Reinvested	m Paid in cash m Paid in cash

All distributions will be automatically reinvested unless indicated.

Your Financial Representative
	Broker/Dealer or RIA Name		Branch Number

Branch Address

	City		State	Zip

	Representative’s Name	Rep Number	Rep. Phone Number

2 Reduced Sales Charge

Net Asset Value (NAV)	m Process the enclosed purchase for NAV purchases. I certify that this account is eligible to purchase shares at NAV according to the terms set forth in the fund prospectus.

Letter of Intent	m I agree to invest the amount indicated below over the next 13 months in order to receive a reduced sales charge.
Class A shares only. Does not apply to money market accounts.	m $50,000 m $100,000 m $250,000 m $500,000 m $1,000,000

Cumulative Discount	m I, or certain related purchasers, own shares in the Timothy Plan funds listed below, which may entitle me to a reduced sales charge as described in the prospectus

Class A shares only. Does not apply to money market accounts.	Fund Name(s)		Account Number(s)

1.

2.

3.

Cumulative Discount Number (if known)

3 Automatic Investment Plan

Bank Direct Deposit $50.00 monthly minimum

I authorize the fund’s Agent to draw checks or initiate Automatic Clearing House (ACH) debits of $                 (specify amount) against the financial institution account described on the attached voided check, on or about the m 5th day or m 20th day (mark one) of each month or the next business day, for my account(s) established on this application. I would like these deposits to begin (specify month).

Select Funds and complete the investment allocation in Section 1.	Please indicate the type of account at your financial institution and ATTACH A VOIDED CHECK to this form.

*Does not apply to Money Market.	Deduct from my: Frequency:	m savings m monthly	m checking m quarterly	m semi-annually	m annually

Government/Payroll Direct Deposit	m Please indicate if you are establishing an account for this purpose. For additional information regarding the automatic deposit of your government or payroll check, please call us at (800) 662-0201.

Personal Financial Data	m Personal	m Family Income (Please mark appropriate circle below.)
	m $0 - $25,000		m $50,001 - $100,000
	m $25,001 - $50,000		m Over $100,000

Net Worth (Please mark appropriate circle below.)

	m Under $100,000		m $250,000 - $500,000 m Over $1,000,000
	m $100,000 - $250,000		m $500,000 - $1,000,000

	Employer’s Name			Employer’s Phone Number

Regular Account: New Account Application [page 2 of 3]

4 Special Services	A

Systematic Withdrawal	The amount may be either a specified dollar amount or an annualized percentage of the account’s net asset value as determined by a valuation at the time this Systematic Withdrawal is established.

Account must have minimum $10,000 balance; $100 minimum withdrawal; 10% maximum per year for Class B shares without incurring applicable CDSC, if any.	m Please establish a Systematic Withdrawal Plan to begin (month) for my account(s) established by this application. Systematic Withdrawals are processed on the 25th of the appropriate month.
	Fund Name(s)	Amount ($ or %)	Frequency

	1.		mmonthly	mquarterly	msemi-annually	mannually

2.

3.

4.

5.

6.

Telephone Redemption	m I DO	m I DO NOT	…authorize redemption of my shares upon instructions from any persons by telephone.

Automatically provided on individual, joint and certain institutional accounts unless indicated below.

Checkwriting

m I wish to establish the checkwriting feature, allowing me to redeem shares in my Timothy Plan Money Market Fund      account by check. I understand that I may write as many checks as I like for amounts of $500 or more up to the available      balance in my account.

Available for Timothy Plan Money Market accounts only.	A separate signature card will be sent to you by our administration firm. Please sign and return it in order to activate your checkwriting feature.

5    Certification & Signature

I have received and read the current prospectus for the funds I have selected for investment. I agree that any shares purchased now or later will be subject to the terms of the funds’ prospectus in effect from time to time. I certify under penalties of perjury: 1) that the Social Security or Taxpayer ID Number provided here is correct and, 2) that unless the circle below is checked, I am not subject to tax withholding because a) I have not been notified by the Internal Revenue Service that I am subject to such withholding because of a failure to report all interest or dividends, or b) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

m I am subject to backup withholding

I agree that neither the fund nor its agents will be liable for any loss, expense, or cost arising out of any telephone request made pursuant to the features and services selected above, including any fraudulent or unauthorized request and that I, as the account holder, will bear the risk of loss, so long as the fund or its agents reasonably believe that the telephonic instructions are genuine based upon reasonable verification procedures. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. I certify that I have the power and authority to establish this account and establish the features and services requested and that the authorizations hereon shall continue until the funds receive written notice of a modification signed by all appropriate parties or a termination signed by all parties. All terms shall be binding upon heirs, representatives and assigns.

Authorized Signature Print Name Authorized Signature Print Name	Date Title (if applicable) Date Title (if applicable)

6    Mailing Your Application

U.S. Mail:	Overnight:

The Timothy Plan	The Timothy Plan
c/o Citco-Quaker Fund Services, Inc.	c/o Citco-Quaker Fund Services, Inc.
Post Office Box C-1100	1288 Valley Forge Road, Suite 88
Southeastern, PA 19398-1100	Valley Forge, PA 19482
(800) 662-0201	(800) 662-0201

T H E TIMOTHY P L A N ®

Regular Account: New Account Application [page 3 of 3]

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B

T H E TIMOTHY P L A N ®	Regular Account ACCOUNT TRANSFER FORM

1    Information About You

Name

Address

City	State	Zip

Daytime Phone Number	Social Security Number	Date of Birth

2    Previous Custodian

Name of Previous Firm

Address

Phone Number			Account Number

Type of Account:	m Individual	m Joint	m UGMA/UTMA	m Corporate	m Trust
Type of Assets:	m Mutual Fund	m Money Market	m Securities	m CD (Immediately/At Maturity)

3    Transfer Instructions

Liquidation	m Liquidate all assets from the above account and transfer the proceeds.
m Liquidate $ from the above account and transfer the proceeds.

Your Fund Choices	Fund Name(s)	Fund Class*	Invest Dollar Amount	Invest Percentage

	1. Aggressive Growth	m A m B	$	%
If no share class is indicated, a Class A share account will be established.	2. Large/Mid-Cap Growth	m A m B	$	%
	3. Small-Cap Value	m A m B	$	%
	4. Large/Mid-Cap Value	m A m B	$	%
	5. Fixed-Income	m A m B	$	%
*Does not apply to Money Market.	6. Strategic Growth	m A m B	$	%
	7. Conservative Growth	m A m B	$	%
	8. Money Market	m A m B	$	%
		Total Amount Enclosed:	$

4    Authorization

Signature Guarantee.
To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other eligible guarantor institution.	Primary Owner Signature	Date

	Joint Owner Signature	Signature Guarantee

5    Mailing the Application

U.S. Mail:	Overnight:
The Timothy Plan	The Timothy Plan
c/o Citco-Quaker Fund Services, Inc.	c/o Citco-Quaker Fund Services, Inc.
Post Office Box C-1100	1288 Valley Forge Road, Suite 88
Southeastern, PA 19398-1100	Valley Forge, PA 19482
(800) 662-0201	(800) 662-0201

Regular Account: Account Transfer Form [page 1 of 1]

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[LOGO]

T          H          E

TIMOTHY

P     L     A     N ®

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail info@timothyplan.com

Tel (800) 846-7526

[LOGO OF THE TIMOTHY PLAN]

                                                                             SAI
                                             Statement of Additional Information

                                                                     MAY 1, 2003

                                             Timothy Plan
                                             Aggressive Growth Fund

                                             Timothy Plan
                                             Large/Mid-Cap Growth Fund

                                             Timothy Plan
                                             Small-Cap Value Fund

                                             Timothy Plan
                                             Large/Mid-Cap Value Fund

                                             Timothy Plan
                                             Fixed-Income Fund

                                             Timothy Plan
                                             Money Market Fund

                                             Timothy Plan
                                             Small-Cap Variable Series

                                             Timothy Plan
                                             Strategic Growth Fund

                                             Timothy Plan
                                             Conservative Growth Fund

                      (This page intentionally left blank.)

          Contents

   4      The Timothy Plan

   4      The Timothy Plan Investments

   4      The Timothy Plan Funds
   4      The Timothy Plan Money Market Fund and the Small-Cap Variable Series
   4      Common Stock
   4      Preferred Stock
   4      Convertible Securities
   5      Warrants
   5      American Depository Receipts
   5      Portfolio Turnover

   5      Investment Restrictions
   7      Additional Considerations

   7      Investment Adviser

   8      Investment Managers

   9      Principal Underwriter

  10      Custodian

  10      Accountants

  10      Administrator

  11      Allocation of Portfolio Brokerage

  11      Code of Ethics

  11      Purchase of Shares
  12      Tax-Deferred Retirement Plans
  12      Tax-Deferred Variable Annuity Series

  12      Redemptions

  13      Officers and Trustees of the Trust

  15      Distribution Plans

  17      Taxation

  18      General Information
  18      Audits and Reports
  18      Miscellaneous
  18      Holders of More Than 5% of Each Funds' Shares

  19      Performance
  21      Comparisons and Advertisements

Statement of
Additional Information

THE TIMOTHY PLAN
A Delaware Business Trust and registered investment management company offering the following series:

Timothy Plan Aggressive Growth Fund
Timothy Plan Large/Mid-Cap Growth Fund
Timothy Plan Small-Cap Value Fund
Timothy Plan Large/Mid-Cap Value Fund
Timothy Plan Fixed-Income Fund
Timothy Plan Money Market Fund
Timothy Plan Small-Cap Variable Series

AND

Timothy Plan Strategic Growth Fund
Timothy Plan Conservative Growth Fund

May 1, 2003

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information ("SAI") is in addition to and supplements the current prospectus of The Timothy Plan (the "Trust"), dated May
1, 2003, which prospectus offers eight separate investment series: The Timothy
Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund, the
Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund,
the Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund
(collectively, the "Traditional Funds"), the Timothy Plan Strategic Growth Fund,
and the Timothy Plan Conservative Growth Fund (collectively, the "Asset
Allocation Funds"). This "SAI" also supplements the current prospectus of the
Small-Cap Variable Series dated May 1, 2003.

THE TIMOTHY PLAN (the "Trust") is registered with the Securities and Exchange
Commission as an open-end management investment company.

Traditional Funds (except the Money Market Fund) currently offer two classes of shares: Class A and Class B. The Timothy Plan Money Market Fund and the Timothy
Plan Small-Cap Variable Series offer a single class of shares without any sales charges.

Each of the Asset Allocation Funds currently offers two classes of shares: Class
A and Class B.

This Statement of Additional Information is not a Prospectus but supplements and should be read in conjunction with the Timothy Plan prospectuses, dated May 1,
2003. Copies of the Prospectuses may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789
or by calling the Trust at (800) 846-7526. Retain this Statement of Additional
Information for future reference.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                               3

THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust on
December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a "Fund") and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following nine series of the
Trust: the Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap
Growth Fund, the Timothy Plan Small-Cap Value Fund, the Timothy Plan
Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, the Timothy Plan
Money Market Fund (collectively the "Traditional Funds") and the Timothy Plan
Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund
(collectively, the "Asset Allocation Funds") and the Timothy Plan Small-Cap
Variable Series. The shares of each series are fully paid and non-assessable.
They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the
Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares offered by the Trust; Class
A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class B shares are offered with a contingent deferred sales charge that declines over a period of years and ongoing service and distribution fees; and No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund and the
Timothy Plan Small-Cap Variable Series).

Shareholder meetings will not be held unless required by federal or state law.

THE TIMOTHY PLAN - INVESTMENTS
Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY PLAN FUNDS issue two classes of shares (Class A and Class B) that invest in the same portfolio of securities, except that Money Market Fund and
Small-Cap Variable Series issue one class with no sales charge. Class A and
Class B shares differ with respect to sales structure and 12b-1 Plan expenses.

THE MONEY MARKET FUND AND THE SMALL-CAP VARIABLE SERIES offer a single class of shares, the No-Load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated
objectives by investing in securities issued by companies which, in the opinion of the Funds' adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in the prospectuses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors.
Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the board of directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated
price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Funds' adviser or the Fund's investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                               5

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a
U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are
"sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository." "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the
"Code").

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience additional turnover problems. The portfolio turnover rate for each Fund is set forth in the table below:

        Fund                                       1997        1998       1999       2000        2001        2002
        ---------------------------------------------------------------------------------------------------------
        Small-Cap Value Fund                      136.36%     69.42%     78.79%     99.17%      61.41%      66.95%

        Large/Mid Cap Value Fund                     N/A        N/A       8.02%     50.98%      26.44%      36.79%

        Fixed-Income Fund                            N/A        N/A      21.25%     35.54%      20.28%      18.10%

        Money Market Fund                            N/A        N/A        N/A        N/A         N/A         N/A

        Small-Cap Variable Series                    N/A       3.00%     65.60%     85.82%      67.40%      69.14%

        Aggressive Growth Fund (1)                   N/A        N/A        N/A      19.00%     113.39%     134.34%

        Large/Mid-Cap Growth Fund (1)                N/A        N/A        N/A       4.46%      20.47%      52.28%

        Strategic Growth Fund                        N/A        N/A        N/A       0.30%       0.15%       0.67%

        Conservative Growth Fund                     N/A        N/A        N/A       0.56%       4.03%       0.00%

The Timothy Plan Small-Cap Variable Series commenced operations in 1998. The
Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, and
the Timothy Plan Money Market Fund commenced investment operations in 1999. The
Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid-Cap Growth Fund,
the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth
Fund commenced investment operations in 2000.

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects.
(See "Dividends and Distributions" in the applicable prospectus.)

(1)  The Aggressive Growth and Large/Mid Cap Growth Funds were first offered to the investing Public on October 4, 2000; their increased Portfolio turnovers were due to the initiation of buy and sale trading activities.

INVESTMENT RESTRICTIONS

In addition to those set forth in the current applicable prospectus, the
Traditional Funds, and Small-Cap Variable Series have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of
1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50%
of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each
Traditional Fund and Small-Cap Variable Series will not:

     (1)  issue senior securities;

     (2)  engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the
          "1933 Act") in disposing of a portfolio security;

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

     (3)  purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

     (4)  invest for the purpose of exercising control or management of another company;

     (5)  purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

     (6)  invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

     (7)  make purchases of securities on "margin," or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

     (8)  invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than
          10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

     (9)  as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the
          U.S. government, its agencies or instrumentalities).

     (10) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

     (11) make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

     (12) invest in securities of any company if any officer or trustee of the
          Funds or the Funds' adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

     (13) borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a fund, including reverse repurchase agreements, exceed
          5% of the value of a fund's total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

     (14) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

     (15) purchase the securities of any issuer, if, as a result, more than 10%
          of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale
          ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than
          10% of a Fund's net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Asset
Allocation Funds as fundamental policies.

Each of the Asset Allocation Funds may not:

     (1)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     (2)  purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3)  make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4)  (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and (ii) purchase securities of an issuer (except obligations of the U.S. government and its agencies and
          instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund's total assets, at market value, would be invested in the securities of such issuer.

     (5)  issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange
          Commission;

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                               7

     (6)  will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities;

     (7)  underwrite securities issued by others, except to the extent that the
          Fund may be considered an underwriter within the meaning of the 1933
          Act in the disposition of restricted securities; and

     (8)  write or acquire options or interests in oil, gas or other mineral exploration or development programs.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS
An Asset Allocation Fund will not be able to offset gains realized by one
Traditional Fund in which such Asset Allocation Fund invests against losses realized by another Fund in which such Asset Allocation Fund invests. The Asset
Allocation Fund's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on an Asset Allocation Fund's percentage ownership in an underlying
Traditional Fund both before and after a redemption, an Asset Allocation Fund's redemption of shares of such Traditional Fund may cause the Asset Allocation
Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund's tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution.
This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd.
("TPL" or the "Adviser"), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust's Board of Trustees. The continuance of the Advisory Agreement with
Timothy Partners, Ltd. was approved by the Trustees, including a majority of the
Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 28, 2003. The
Trust's Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser's experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds' prospectus. Also considered was TPL's agreement to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund, the Fixed-Income Fund
and the Money Market Fund through April 30, 2005 to maintain total annual operating expenses at 1.60%, 1.60% and 1.35%, respectively, of the applicable
Fund's Class A shares' average daily net assets, and at 2.35%, 2.35% and 2.10%, respectively, of the applicable Fund's Class B shares' average daily net assets, and 0.85% for the Money Market Fund.

The Board requested and received a description of the Adviser's business and any personnel changes, a description of the compensation received by the Adviser from the Fund, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

After careful discussion and consideration, the Trustees' determined that the renewal of the Agreement for another one-year period is in the best interests of the Fund's shareholders.

Each investment advisory may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                               9

The table below sets forth the investment advisory fees payable to TPL for the last three years by each Fund.

      Fund                                    2000          2001         2002
      -------------------------------------------------------------------------
      Small-Cap Value Fund
      IA Fees Payable to TPL             $  257,622    $  301,143    $  338,329
      Amount Reimbursed by TPL           $  (65,155)            0             0

      Large/Mid-Cap Value Fund
      IA Fees Payable to TPL             $   34,131    $  104,742    $  170,897
      Amount Reimbursed by TPL           $  (42,380)            0             0

      Fixed-Income Fund
      IA Fees Payable to TPL             $    5,620    $   17,047    $   56,751
      Amount Reimbursed by TPL           $  (51,983)   $  (32,486)   $  (39,234)

      Money Market Fund
      IA Fees Payable to TPL             $    6,467    $   12,066    $   19,878
      Amount Reimbursed by TPL           $  (34,441)   $  (32,358)   $  (33,176)

      Small-Cap Variable Series
      IA Fees Payable to TPL             $   25,198    $   41,963    $   55,555
      Amount Reimbursed by TPL           $  (15,863)   $  (33,560)   $  (34,673)

      Aggressive Growth Fund
      IA Fees Payable to TPL             $      856    $   19,848    $   38,873
      Amount Reimbursed by TPL           $   (8,709)   $  (53,162)   $  (49,212)

      Large/Mid-Cap Growth Fund
      IA Fees Payable to TPL             $    1,811    $   44,768    $  104,074
      Amount Reimbursed by TPL           $   (8,486)   $  (41,329)   $  (26,641)

      Strategic Growth Fund
      IA Fees Payable to TPL             $      237    $    9,041    $   22,738
      Amount Reimbursed by TPL           $   (9,113)   $  (19,993)   $  (13,709)

      Conservative Growth Fund
      IA Fees Payable to TPL             $      147    $    6,255    $   21,442
      Amount Reimbursed by TPL           $   (8,889)   $  (27,566)   $  (26,271)

The following table sets forth the fees paid to each sub-adviser by TPL.

      Sub-adviser                        Fees paid in 2000   Fees paid in 2001   Fees paid in 2002
      --------------------------------------------------------------------------------------------
      Awad Asset Management                 $  101,464         $     132,282      $     133,045

      Fox Asset Management, LLC             $   17,267         $      60,166      $      79,756

      Provident Investment Counsel          $      427         $      11,359      $      19,208

      Rittenhouse Financial Advisers        $      755         $      14,443      $      42,845

      Carr & Associates (Fixed Income)      $    1,309         $       7,473      $      18,917

      Carr & Associates (Money Market)      $      793         $       1,686      $       2,717

INVESTMENT MANAGERS

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Awad
Asset Management ("Awad"), dated January 1, 1997, as amended May 1, 1998 (the
"Sub-Investment Advisory Agreement"), Awad provides advice and assistance to TPL in the selection of appropriate investments for both the Small-Cap Value Fund and the Small-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next
$10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Carr
& Associates, Inc. ("Carr"), dated May 1, 1999, Carr provides advice and assistance to TPL in the selection of appropriate investments for the
Fixed-Income Fund and the Money Market Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of the Fund. As compensation for its services with respect to the Money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Fox
Asset Management, LLC ("Fox"), dated December 14, 2001, Fox provides advice and assistance to TPL in the selection of appropriate investments for the
Large/Mid-Cap Value Fund, subject to the supervision and direction of the Funds'
Board of Trustees. As compensation for its services, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the
Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and
Rittenhouse Financial Services, Inc. ("Rittenhouse"), dated October 2, 2000,
Rittenhouse provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, Rittenhouse receives from TPL an annual fee at a rate equal to
0.35% of the first $50 million in assets of the Fund; and 0.25% of assets over
$50 million.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and
Provident Investment Counsel ("Provident"), dated October 2, 2000, Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services,
Provident receives from TPL an annual fee at a rate equal to 0.42% of the first
$10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35%
of the next $10 million in assets; and 0.25% of assets over $25 million.

The Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment
Advisory Agreements will terminate automatically in the event of their assignment.

The Board reviewed the criteria and considerations regarding the selection and proposed retention of the sub-advisers. Provided in advance of the meeting were the Funds' year-by-year total returns for each fiscal year since inception, the year-to-date return as of December 31, 2002, and the Funds' annual total returns for the one, five and ten years ended December 31, 2002, to the extent available, as compared to an appropriate broad-based securities index for each
Fund. The Board also considered the sub-advisers' affiliations, internal policies, procedures regarding best execution, trade allocation, soft dollar arrangements, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding each sub-adviser and its personnel.

After careful discussion and consideration, the Trustees determined the renewal of the sub-advisers' agreements described above for another one-year period is in the best interests of the Funds' shareholders, and ratified the renewal by majority vote, including a majority vote by the Independent Trustees.

PRINCIPAL UNDERWRITER

Effective July 1, 1997, Timothy Partners, Ltd., 1304 West Fairbanks Avenue,
Winter Park, Florida 32789, acts as the principal underwriter (the
"Underwriter") of the Funds' shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement")
approved by the Funds' Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the
Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange
Commission and is a member in good standing of the National Association of
Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also
President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management
& Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              11

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds'
investments. The custodian acts as the Funds' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.000120) for the first $75 million in assets,
1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

ACCOUNTANTS

The firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia,
PA 19103, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2003. Tait, Weller & Baker performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested. Tait, Weller & Baker received
$40,000 each year in 2001, 2002, and 2003 for the services provided.

ADMINISTRATOR

Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 87, Valley
Forge, PA 19482 (Citco-Quaker), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative
Services Agreement dated May 01, 2003.

Under the Administrative Services Agreement, Citco-Quaker: (1) coordinates with the custodian and performs transfer agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3)
provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;
(6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the
Funds as required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Funds'
expenses and instructs the custodian to issue checks in payment thereof; and (8)
takes such other action with respect to the Funds as may be necessary in the opinion of Citco-Quaker to perform its duties under the agreement. Pursuant to the Agreement, Citco-Quaker shall receive a fee of $350,000 during the first twelve months of the agreement. Subsequent to the first twelve months,
Citco-Quaker shall receive the greater of $350,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets,
0.15% of the next $200 million in assets, and 0.10% for all over $400 million in assets. Such fees are inclusive of up to 800 transactions per month; additional transactions are $5.00 each.

Prior to May 1, 2003, Unified Financial Services, Inc., 431 North Pennsylvania
Street, Indianapolis, IN 46204, provided Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative
Services Agreement dated July 1, 1999. For the Trust's fiscal years ended
December 31, 2000, 2001 and 2002, the Trust paid $280,526, $432,734, and
$619,303 respectively, for administrative fees.

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati,
Ohio 45202 ("AILIC") provides certain additional administrative services with respect to shares of the Small-Cap Variable Series purchased to fund variable annuity contracts and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement effective as of May
1, 2003 among AILIC, the Trust and TPL.

Under the Participation Agreement, AILIC maintains the records related to
Small-Cap Variable Series shares held in the AILIC separate accounts, processes all purchases and redemptions of shares within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from Small-Cap Variable Series equal to 0.25% of the average daily net assets of the Series held in the AILIC separate accounts.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              13

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds' Adviser and/or investment sub-adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.
A Funds' investment manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the investment manager in connection with its Fund. Brokerage may also be allocated to dealers in consideration of each Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the investment managers, is responsible for making the Funds'
portfolio decisions subject to instructions described in the applicable prospectus. TPL has entered into a soft dollar arrangement with UBS Paine Webber pursuant to which UBS Paine Webber prepares and provides national manager searches, and certain quarterly reports to TPL and the Board of Trustees. In exchange, TPL has directed the Funds' investment sub-advisers to transact purchases and sales of securities through UBS Paine Webber for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the rates charged by other broker/dealers performing the same or similar transactions. The Board of
Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an adviser, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Awad and Associates is a wholly owned subsidiary of Raymond James Financial.
Total commissions paid to Raymond James in 2002 were $7,157. Neither Awad, TPL, nor any affiliate of the Fund receives any compensation or other financial benefit from the commissions paid to Raymond James.

The Board of Trustees of the Trust periodically reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The chart below shows the brokerage fees and commissions paid by the Funds for the past three fiscal years.

      Fund                        2000         2001         2002
      ----------------------------------------------------------------
      Small-Cap Value Fund        $   61,868   $   70,628   $  122,794

      Large/Mid-Cap Value Fund    $   15,769   $   29,109   $   40,754

      Small-Cap Variable Series   $    9,035   $    9,496   $   14,649

      Aggressive Growth Fund      $    1,108   $    7,578   $   25,599

      Large/Mid-Cap Growth Fund   $    1,811   $   16,471   $   43,893

CODE OF ETHICS

The Trust, the Adviser, the investment managers and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of
1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

PURCHASE OF SHARES

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectuses), plus the applicable sales load for Class A shares, as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time.
Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day's price.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              15

TAX-DEFERRED RETIREMENT PLANS
Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts ("IRAs"), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal
Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor
IRAs. Individuals, who are not active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits.
All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA.
Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds also sponsor 403(b)(7) retirement plans. The Funds offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Plan Funds as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan").
Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The current contribution limit is $3,000 annually ($6,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and
403(b)(7) Plans, US Bank acts as the plan custodian and charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the fund underwriter, Timothy
Partners, Ltd. These fees are detailed in the plan documents. You should consult with your attorney or other tax adviser for specific advice prior to establishing a plan.

TAX-DEFERRED VARIABLE ANNUITY SERIES

The Timothy Plan Small-Cap Variable Series currently only offers its shares to the Annuity Investors Life Insurance Company. The separate accounts invest in shares of the Timothy Variable Funds in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Variable
Series are sold only to existing account holders at net asset value as described in that Fund's Prospectus.

REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class B shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption. Class B shares of the
Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange
Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940
Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's portfolio.
Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

INTERESTED TRUSTEES

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally*           Chairman and President    Indefinite; Trustee and President since 1994                11
1304 W Fairbanks Avenue
Winter Park, FL
                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1942                President and controlling shareholder of Covenant Funds, Inc. ("CFI"), a           None
                          holding company. President and general partner of Timothy Partners, Ltd.
                          ("TPL"), the investment adviser and principal underwriter to each Fund.
                          CFI is also the managing general partner of TPL.

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright**    Trustee, Secretary        Indefinite; Trustee and Secretary since 1995                11
1410 Hyde Park Drive
Winter Park, FL

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1930                Retired Minister.  Currently serves as a consultant to the Greater                 None
                          Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist
                          Church from 1970-1996.

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon**         Trustee                   Indefinite; Trustee since 1997                              11
6001 Vineland Drive
Orlando, FL

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
                          Physician, Florida Hospital Centra Care.                                           None

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY FAMILY PLAN OF FUNDS
                                                      May 1, 2003
                                                                              17

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver**        Trustee                   Indefinite; Trustee since 2000                              11
210 East Palmetto
 Avenue
Longwood, FL  32750

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1956                Attorney specializing in free speech, appellate practice and religious               None
                          liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

*    Mr. Ally is an "interested" Trustee, as that term is defined in the 1940
Act, because of his positions with and financial interests in CFI and TPL.

**   Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

INDEPENDENT TRUSTEES

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Bill Dodson               Trustee                   Indefinite; Trustee since 2001                              11
7120 N Whitney Avenue
Fresno, CA  93720

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1960                Vice President - Sales, CPCF, Inc. a registered broker-dealer and a                None
                          subsidiary of the California Baptist Foundation and the California
                          Southern Baptist Convention.  Mr. Dodson is a General Securities
                          Principal (Series 24) and licensed minister.  Mr. Dodson has previous experience as a General Securities Representative (Series 7) with two national brokerage firms.

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.      Trustee                   Indefinite; Trustee since 1998                              11
640 Ft. Washington
Avenue Suite 6C
New York, NY  10040

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1957                President, controlling shareholder of W.T. Fyler, Jr./Ephesus, Inc., a             None
                          New York State registered investment advisory firm.  Founding member of the National Association of Christian Financial Consultants.

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella          Trustee                   Indefinite; Trustee since 2000                              11
1215 Fern Ridge Parkway
Suite 110
Creve Coeur, MO  63141

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1955                Principal and co-founder of Integrity Investors, LLC., a registered                None
                          investment advisory firm. Co-founder, President and director of the
                          National Association of Christian Financial Consultants.  Mr. Minnella
                          is a Registered Investment Principal (NASD Series 24), and a registered investment adviser (NASD Series 65).

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson         Trustee                   Indefinite; Trustee since 2000                              11
1145 Cross Creek Circle
Altamonte Springs, FL

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1934                Certified Public Accountant.  Director of Operations, National Multiple            None
                          Sclerosis Society Mid Florida Chapter.  Formerly Director of Finance,
                          Hospice of the Comforter, Inc.  Formerly Comptroller, Florida United
                          Methodist Children's Home, Inc.  Formerly Credit Specialist with the
                          Resolution Trust Corporation and Senior Executive Vice President, Barnett
                          Bank of Central Florida, N.A.  Formerly managing partner, Arthur
                          Andersen, CPA firm, Orlando, Florida branch.

                                                                                                   Number of Portfolios
                          Position(s)               Term of Office                                 in Fund Complex
Name, Age and Address     Held With Trust           and Length of Time Served                      Overseen by Trustee
------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington      Trustee, Treasurer        Indefinite; Trustee and Treasurer since 1994                11
442 Raymond Avenue
Longwood, FL

                                                                                                      Other Directorships
                          Principal Occupation During Past 5 Years                                    Held by Trustee
                          ----------------------------------------------------------------------------------------------------
Born: 1930                Retired Air Force Officer. Past President, Westwind Holdings, Inc., a              None
                          development company, since 1997.  Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997.
                          President, Designer Services Group 1980-1988.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              19

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment
Adviser," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2002, the Timothy Plan Funds did not pay compensation to any of its Trustees.

The Trust has an Audit Committee composed of the following independent Trustees:
Messrs. Pennington, Fyler, Nelson, Minnella, and Dodson. Pursuant to Section 407
of the Sarbanes-Oxley Act of 2002, Messrs. Nelson and Dodson serve on the audit committee in the capacity of financial experts as defined in the Act. The Audit
Committee met one time during the fiscal year ended December 31, 2002. The function of the Audit Committee is to oversee the Trust's accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

                          Dollar Range of Equity    Aggregate Dollar Range of Equity Securities in all Funds overseen by
Name of the Person        Securities each Fund      Director in the Timothy Plan Family of Funds
--------------------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally            None                                                 $1 - $10,000

Joseph E. Boatwright      None                                                Over $100,000

Jock M. Sneddon           None                                                Over $100,000

Mathew D. Staver          None                                           $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
William Dodson            None                                                         None

W. Thomas Fyler, Jr.      None                                                         None

Mark A. Minnella          None                                                 $1 - $10,000

Charles E. Nelson         None                                                         None

Wesley W. Pennington      None                                            $10,001 - $50,000

Trustees, for their services to the Fund, may purchase class A shares at Net
Asset Value; commissions normally charged on A share purchases are waived.

No compensation was paid by the Trust to any Trustee during the past calendar year, as set forth in the table below.

                                  Aggregate      Pension or Retirement                                Total Compensation From
                                  Compensation   Benefits Accrued As      Estimated Annual Benefits   Fund and Fund Complex
Name of Person, Position          from Funds     Part of Funds Expenses   Upon Retirement             Paid to Directors
--------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------------------------
Arthur D. Ally, Chairman          0              0                        0                           0

Joseph E. Boatwright, Secretary   0              0                        0                           0

Jock M. Sneddon, Trustee          0              0                        0                           0

Mathew D. Staver, Trustee         0              0                        0                           0
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Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
William Dodson, Trustee           0              0                        0                           0

W. Thomas Fyler, Jr., Trustee     0              0                        0                           0

Mark A. Minnella, Trustee         0              0                        0                           0

Charles E. Nelson, Trustee        0              0                        0                           0

Wesley W. Pennington, Trustee     0              0                        0                           0

DISTRIBUTION PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act
(collectively, the "Plans") for each Class offered by a Fund (other than the
Money Market Fund and the Small-Cap Variable Series) whereby the Fund may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class
B shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the
Timothy Plan Funds' shares. The fees are paid on a monthly basis, based on a
Fund's average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class B shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class B shares per annum will be borne by TPL without any additional payments by the Traditional Funds. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

Class A shares of the Asset Allocation Funds have adopted a Rule 12b-1 Plan that permits the Funds to pay a 12b-1 service fee of up to 0.25% of the net assets of the Class A shares. Class B shares of the Asset Allocation Funds have adopted a
Rule 12b-1 Plan that permits the Funds to pay 12b-1 distribution and service fees of up to 1.00% of the net assets of the Class B shares. The Asset
Allocation Funds invest in Class A shares of the Traditional Funds at net asset value, which Class A shares have adopted a Rule 12b-1 Plan that permits the
Traditional Funds to pay a 12b-1 service fee of up to 0.25% of the net assets of the Class A shares.

TPL, as principal underwriter, pays an annual fee of 0.75% to brokers of record who sell Class A or Class B shares of the Asset Allocation Funds. Of this fee paid to brokers, 0.50% is paid for distribution and shareholder services provided by the broker pursuant to the 12b-1 plans described above, and the remaining 0.25% is paid for sub-accounting and administrative services provided by the brokers.

For the fiscal year ended December 31, 2002, TPL was compensated for distribution-related expenses by the Funds as follows:

Name of Fund                    Class A        Class B/(1)/
-----------------------------------------------------------
Small-Cap Value Fund           $  57,686      $     166,864

Large/Mid-Cap Value Fund       $  40,761      $      37,845

Fixed-Income Fund              $  19,245      $      17,888

Aggressive Growth Fund         $  10,498      $       4,516

Large/Mid-Cap Growth Fund      $  28,153      $      10,728

Strategic Growth Fund          $  15,932      $     126,579

Conservative Growth Fund       $  20,620      $      97,284

/(1)/  Includes .25% service fee.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the
Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the
Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested
Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of a Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the
Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              21

TPL is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

TAXATION
The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90%
of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each
Fund's "required distributions" over actual distributions in any calendar year.
Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or
December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a
Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid on
Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class
A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, each Fund must withhold a percentage (30% during calendar year 2003) of your taxable distributions and proceeds ("backup withholding") if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund's Shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              23

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

GENERAL INFORMATION

AUDITS AND REPORTS
The accounts of the Trust are audited each year by Tait, Weller & Baker of
Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS

As of March 31, 2003, the following persons owned 5% or more of a Class of shares of a Fund or of the total outstanding shares of a Fund.

HOLDERS OF MORE THAN 5% OF EACH FUND'S SHARES

                                                                                         Share
                                                Name of Fund                             Class     Number of       % Ownership of
Name of Shareholder                             in which Shares Held                     Owned     Shares Owned    Share Class
---------------------------------------------------------------------------------------------------------------------------------
Annuity Investors Life, FBO Annuity Investors   Timothy Plan Small-Cap Variable Series   No-Load     417,357.5680          100.00%
Cincinnati, OH

National Financial Services Company             Timothy Plan Large/Mid Cap Growth Fund   Class A   2,021,219.8290           78.73%
New York, NY

National Financial Services Company             Timothy Plan Aggressive Growth Fund      Class A     796,862.1750           72.37%
New York, NY

National Financial Services Company             Timothy Plan Large/Mid-Cap Value Fund    Class A   1,168,664.0990           59.51%
New York, NY

National Financial Services Company             Timothy Plan Fixed Income Fund           Class A     529,655.4850           48.60%
New York, NY

National Financial Services Company             Timothy Plan Small-Cap Value Fund        Class A     719,292.0740           34.44%
New York, NY

Jeremiah J. Rodell                              Timothy Plan Money Market Fund           No-Load     313,191.8100            7.92%
Lancaster, PA

National Financial Services Company             Timothy Plan Fixed Income Fund           Class B      23,449.4080            6.06%
New York, NY

Minogue/NFSA                                    Timothy Plan Fixed Income Fund           Class B      21,313.0690            5.50%
New York, NY

National Financial Services Company             Timothy Plan Aggressive Growth Fund      Class B       7,066.5260            5.42%
New York, NY

William F. Asbeck                               Timothy Plan Money Market Fund           No-Load     203,937.4000            5.16%
Middleport, OH

For the purposes of ownership, "control" means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              25

PERFORMANCE
Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the
Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission.
An explanation of those and other methods used by the Funds to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital
appreciation/depreciation and dividends and distributions paid and reinvested)
for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

                             P(1+T)[POWER OF n] = ERV

Where:                 P  =  a hypothetical initial payment of $1,000.
                       T  =  average annual total return.
                       N  =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the one, five
                             or ten-year periods, determined at the end of
                             the one, five or ten-year periods (or fractional
                             portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After taxes on Distributions:     P(1+T)[POWER OF n] = ATV[BASE OF D]

After Taxes on Distributions
and Redemption:                     P(1+T)[POWER OF n] - ATV[BASE OF DR]

Where                  P  =  a hypothetical initial payment of $1000
                       T  =  average annual return (after taxes on distributions
                             or after taxes on distributions and redemptions as
                             applicable
                       n  =  number of years
          ATV[BASE OF D]  =  ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, or 10-year
                             periods at the end of the 1-, 5-, or 10-year
                             periods (or fractional portion), after taxes on
                             redemption.
         ATV[BASE OF DR]  =  ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, 10-year
                             periods at the end of the 1-, 5-, 10--year
                             periods (or financial portion) after taxes on
                             fund distributions and redemption.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

                                                             Average Annual Returns
                                                               (as of 12/31/2002)

                                                                                    Since      Inception
                                         1-Year    3-Year    5-Year    10-Year    Inception      Date
--------------------------------------------------------------------------------------------------------
Timothy Aggressive Growth - Class A
     Pre-Tax                             -31.01%      N/A        N/A       N/A      -29.56%    Oct 5, 00
     Pre-Liquidation After-Tax           -34.76%      N/A        N/A       N/A      -31.34%    Oct 5, 00
     Post-Liquidation After-Tax          -21.17%      N/A        N/A       N/A      -23.76%    Oct 5, 00

Timothy Aggressive Growth - Class B
     Pre-Tax                             -31.71%      N/A        N/A       N/A      -30.24%    Oct 9, 00
     Pre-Liquidation After-Tax           -31.71%      N/A        N/A       N/A      -30.27%    Oct 9, 00
     Post-Liquidation After-Tax          -23.34%      N/A        N/A       N/A      -24.06%    Oct 9, 00

Timothy Conservative Growth - Class A
     Pre-Tax                             -13.03%      N/A        N/A       N/A       -8.43%    Oct 5, 00
     Pre-Liquidation After-Tax           -17.84%      N/A        N/A       N/A      -10.73%    Oct 5, 00
     Post-Liquidation After-Tax          -10.86%      N/A        N/A       N/A       -8.45%    Oct 5, 00

Timothy Conservative Growth - Class B
     Pre-Tax                             -13.64%      N/A        N/A       N/A       -9.18%    Oct 9, 00
     Pre-Liquidation After-Tax           -13.64%      N/A        N/A       N/A       -9.20%    Oct 9, 00
     Post-Liquidation After-Tax          -12.87%      N/A        N/A       N/A       -8.52%    Oct 9, 00

Timothy Fixed Income - Class A
     Pre-Tax                             -10.32%     6.22%       N/A       N/A        5.16%   Jul 14, 99
     Pre-Liquidation After-Tax             3.64%     2.89%       N/A       N/A        2.19%   Jul 14, 99
     Post-Liquidation After-Tax            3.26%     2.86%       N/A       N/A        2.26%   Jul 14, 99

Timothy Fixed Income - Class B
     Pre-Tax                               9.52%     5.21%       N/A       N/A        4.35%    Aug 5, 99
     Pre-Liquidation After-Tax             7.73%     3.51%       N/A       N/A        2.71%    Aug 5, 99
     Post-Liquidation After-Tax            0.48%     2.29%       N/A       N/A        2.07%    Aug 5, 99

Timothy Lg Mid Cap Growth - Class A
     Pre-Tax                             -29.40%      N/A        N/A       N/A      -25.69%    Oct 5, 00
     Pre-Liquidation After-Tax           -33.25%      N/A        N/A       N/A      -27.57%    Oct 5, 00
     Post-Liquidation After-Tax          -20.25%      N/A        N/A       N/A      -21.08%    Oct 5, 00

Timothy Lg Mid Cap Growth - Class B
     Pre-Tax                             -29.92%      N/A        N/A       N/A      -26.32%    Oct 9, 00
     Pre-Liquidation After-Tax           -29.92%      N/A        N/A       N/A      -26.35%    Oct 9, 00
     Post-Liquidation After-Tax          -22.31%      N/A        N/A       N/A      -21.29%    Oct 9, 00

Timothy Lg Mid Cap Value - Class A
     Pre-Tax                             -15.88%    -1.76%       N/A       N/A       -2.32%   Jul 14, 99
     Pre-Liquidation After-Tax           -20.51%    -3.65%       N/A       N/A       -4.00%   Jul 14, 99
     Post-Liquidation After-Tax          -12.49%    -2.11%       N/A       N/A       -3.12%   Jul 14, 99

Timothy Lg Mid Cap Value - Class B
     Pre-Tax                             -16.48%    -1.90%       N/A       N/A       -3.38%   Jul 15, 99
     Pre-Liquidation After-Tax           -16.48%    -1.97%       N/A       N/A       -3.49%   Jul 15, 99
     Post-Liquidation After-Tax          -14.53%    -2.11%       N/A       N/A       -3.28%   Jul 15, 99

Timothy Plan Annuity Shares Class A
     Pre-Tax                             -17.38%    -0.13%       N/A       N/A        4.68%   May 28, 98
     Pre-Liquidation After-Tax           -17.63%    -1.23%       N/A       N/A        3.93%   May 28, 98
     Post-Liquidation After-Tax          -10.59%     0.75%       N/A       N/A        3.73%   May 28, 98

Timothy Small Cap Value - Class A
     Pre-Tax                             -19.25%    -0.50%     -0.15%      N/A        4.09%   Mar 24, 94
     Pre-Liquidation After-Tax           -23.69%    -2.88%     -1.62%      N/A        2.81%   Mar 24, 94
     Post-Liquidation After-Tax          -14.41%    -0.86%     -0.40%      N/A        2.74%   Mar 24, 94

Timothy Small Cap Value - Class B
     Pre-Tax                             -19.85%    -1.13%     -0.96%      N/A        3.41%   Aug 25, 95
     Pre-Liquidation After-Tax           -19.86%    -1.66%     -1.30%      N/A        2.66%   Aug 25, 95
     Post-Liquidation After-Tax          -16.48%    -1.11%     -0.41%      N/A        2.69%   Aug 25, 95

Timothy Strategic Growth - Class A
     Pre-Tax                             -25.26%      N/A        N/A       N/A      -18.40%    Oct 5, 00
     Pre-Liquidation After-Tax           -29.43%      N/A        N/A       N/A      -20.46%    Oct 5, 00
     Post-Liquidation After-Tax          -17.92%      N/A        N/A       N/A      -15.86%    Oct 5, 00

Timothy Strategic Growth - Class B
     Pre-Tax                             -25.77%      N/A        N/A       N/A      -18.94%    Oct 9, 00
     Pre-Liquidation After-Tax           -25.77%      N/A        N/A       N/A      -18.98%    Oct 9, 00
     Post-Liquidation After-Tax          -19.96%      N/A        N/A       N/A      -15.91%    Oct 9, 00

Timothy Money Market Shares Class A
     Pre-Tax                               0.80%     3.14%       N/A       N/A        3.20%   Jun 30, 99
     Pre-Liquidation After-Tax             0.49%     1.90%       N/A       N/A        1.93%   Jun 30, 99
     Post-Liquidation After-Tax            0.49%     1.90%       N/A       N/A        1.93%   Jun 30, 99

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003
                                                                              27

A fund's "yield" is determined in accordance with the method defined by the
Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield = 2[(a-b/cd+1)[POWER OF 6] - 1]

Where:      a  =  dividends and interest earned during the period
            b  =  expenses accrued for the period (net of reimbursements)
            c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends
            d  =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price
(plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

COMPARISONS AND ADVERTISEMENTS
To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss total return for the Fund as reported by various financial publications.
Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

                 Lipper Mutual Fund Performance Analysis;
                 Lipper Mutual Fund Indices;
                 CDA Weisenberger; and
                 Morningstar

From time to time, a Fund may also include in sales literature and advertising
(including press releases) TPL comments on current news items, organizations which violate the Funds' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Funds as consistent with their philosophy of investment.

FINANCIAL STATEMENTS

The Trust's financial statements, including the notes thereto, dated December
31, 2002, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Plan's 2002 Annual Report to Shareholders.

    STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS
                                                      May 1, 2003

[LOGO OF THE TIMOTHY PLAN]

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526

                                THE TIMOTHY PLAN

                            PART C. OTHER INFORMATION

         Item 23.          Exhibits.

                           Financial Statements included in Part A: Financial
                           Highlights Table for each series of the Trust as of
                           the fiscal year ended December 31, 2002.

                           Financial Statements included in Part B: Audited
                           financial statements for each series of the Trust for
                           the fiscal year ended December 31, 2002.

                           1       Articles of Incorporation - Agreement and
                                   Declaration of Trust, filed as an Exhibit to
                                   Registrant's Post-Effective Amendment No. 4,
                                   is hereby incorporated by reference.

                           2       By-Laws - filed as an Exhibit to Registrant's
                                   Post-Effective Amendment No. 4, is hereby
                                   incorporated by reference.

                           3.      None.

                           4.1     Investment Advisory Contracts.

                                   (a)      Registrant's Form of Amendment to
                                            the Investment Advisory Agreement
                                            dated May 1, 1999 with Timothy
                                            Partners, Ltd., which was filed as
                                            an Exhibit to Registrant's
                                            Post-Effective Amendment No. 9, is
                                            hereby incorporated by reference.

                                   (b)      Registrant's Form of Amendment to
                                            the Investment Advisory Agreement
                                            dated May 1, 1998 with Timothy
                                            Partners, Ltd., which was filed as
                                            an Exhibit to Registrant's
                                            Post-Effective No. 8, is hereby
                                            incorporated by reference.

                                   (c)      Registrant's Amendment dated March
                                            12, 1997 to the Investment Advisory
                                            Agreement dated January 19, 1994
                                            with Timothy Partners, Ltd., which
                                            was filed as an Exhibit to
                                            Registrant's Post-Effective No. 6,
                                            is hereby incorporated by reference.

                                   (d)      Registrant's Amendment dated August
                                            28, 1995 to the Investment Advisory
                                            Agreement dated January 19, 1994
                                            with Timothy Partners, Ltd., which
                                            was filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 4, is hereby
                                            incorporated by reference.

                                   (e)      Registrant's Investment Advisory
                                            Agreement dated January 19, 1994
                                            with Timothy Partners, Ltd., which
                                            was filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 4, is hereby
                                            incorporated by reference.

                                   (f)      Registrant's Investment Advisory
                                            Agreement dated April 27, 2001 with
                                            Timothy Partners, Ltd. on behalf of
                                            the Strategic

                                            Growth Portfolio Variable Series,
                                            which was filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 13 on May 1, 2001, is
                                            hereby incorporated by reference.

                                   (g)      Registrant's Investment Advisory
                                            Agreement dated April 27, 2001 with
                                            Timothy Partners, Ltd. on behalf of
                                            the Conservative Growth Portfolio
                                            Variable Series, which was filed as
                                            an Exhibit to Registrant's
                                            Post-Effective Amendment No. 13 on
                                            May 1, 2001, is hereby incorporated
                                            by reference.

                           4.2     Investment Sub-Advisory Agreements

                                   (a)      Registrant's Sub-Advisory Agreement
                                            dated May 1, 1999 with Timothy
                                            Partners, Ltd. and Carr &
                                            Associates, which was filed as an
                                            Exhibit to Registrant's
                                            Post-Effective Amendment No. 9, is
                                            hereby incorporated by reference.

                                   (b)      Registrant's Sub-Advisory Agreement
                                            dated May 1, 1999 with Timothy
                                            Partners, Ltd. and Fox Asset
                                            Management, Inc., which was filed as
                                            an Exhibit to Registrant's
                                            Post-Effective Amendment No. 9, is
                                            hereby incorporated by reference.

                                   (c)      Registrant's Sub-Advisory Agreement
                                            dated Dated December 14, 2001 with
                                            Timothy Partners Ltd. And Fox Asset
                                            Management, LLC, which was filed as
                                            an Exhibit to Registrant's
                                            Post-Effective Amendment No. 15, is
                                            hereby incorporated by reference.

                                   (d)      Registrant's Form of Amendment to
                                            Sub-Investment Advisory Agreement
                                            dated May 1, 1998 with Timothy
                                            Partners, Ltd. and Awad &
                                            Associates, which was filed as an
                                            Exhibit to Registrant's
                                            Post-Effective Amendment No. 8, is
                                            hereby incorporated by reference.

                                   (e)      Registrant's Sub-Advisory Agreement
                                            dated January 1, 1997 with Timothy
                                            Partners, Ltd. and Awad &
                                            Associates, which was filed as an
                                            Exhibit to Registrant's
                                            Post-Effective Amendment No. 5, is
                                            hereby incorporated by reference.

                                   (f)      Registrant's Sub-Advisory Agreement
                                            dated October 1, 2000 with Timothy
                                            Partners, Ltd. and Provident
                                            Investment Counselors, Inc., which
                                            was filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 11 on August 17, 2000,
                                            is hereby incorporated by reference.

                                   (g)      Registrant's Sub-Advisory Agreement
                                            dated October 1, 2000 with Timothy
                                            Partners, Ltd. and Rittenhouse
                                            Financial Services, Inc., which was
                                            filed as an Exhibit to Registrant's
                                            Post-Effective Amendment No. 11 on
                                            August 17, 2001, is hereby
                                            incorporated by reference.

                           5        Registrant's Underwriting Agreement dated
                                    July 1, 1997 with Timothy Partners, Ltd.,
                                    which was filed as an Exhibit to
                                    Registrant's Post-Effective No. 6, is hereby
                                    incorporated by reference.

                           6        None.

                           7        Custodian Agreement - which was filed as an
                                    Exhibit to Registrant's Post-Effective
                                    Amendment No. 15, is hereby incorporated by
                                    reference.

                           8        Other Material Contracts.

                                    (a)     Registrant's Amendment dated May 1,
                                            1996 to Registrant's Administrative
                                            Agreement dated January 19, 1994
                                            with Covenant Financial Management,
                                            Inc., which was filed as an Exhibit
                                            to Registrant's Post-Effective
                                            Amendment No. 4, is hereby
                                            incorporated by reference.

                                            (ii)     Registrant's Administrative
                                                     Agreement dated January 19,
                                                     1994 with Covenant
                                                     Financial Management, Inc.,
                                                     which was filed as an
                                                     Exhibit to Registrant's
                                                     Post-Effective Amendment
                                                     No. 4, is hereby
                                                     incorporated by reference.

                                            (iii)    Registrant's Form of
                                                     Participation Agreement
                                                     dated May 1, 1998 on behalf
                                                     of The Timothy Plan
                                                     Variable Series with
                                                     Annuity Investors Life
                                                     Insurance Company and
                                                     Timothy Partners, Ltd.,
                                                     which was filed as an
                                                     Exhibit to Registrant's
                                                     Post-Effective Amendment
                                                     No. 9, is hereby
                                                     incorporated by reference.

                                            (iv)     Registrant's Mutual Fund
                                                     Services Agreement with
                                                     Citgo-Quaker Fund Services,
                                                     Inc. - filed herewith

                           9        Opinion and Consent of Counsel - filed
                                    herewith

                           10       Consent of Independent Auditors - filed
                                    herewith

                           11       Omitted Financial Statements - none

                           12       Letter of Investment Intent - Investment
                                    letters between the Registrant and its
                                    initial shareholders, which were filed as an
                                    Exhibit to Registrant's Post-Effective
                                    Amendment No. 4, are hereby incorporated by
                                    reference.

                           13       Rule 12b-1 Plans

                                    (a)     Registrant's Plan of Distribution
                                            for Class A Shares, which was filed
                                            as an Exhibit to Registrant's
                                            Post-Effective Amendment No. 9, is
                                            hereby incorporated by reference.

                                    (b)     Registrant's Plan of Distribution
                                            for Class B Shares, which was filed
                                            as an Exhibit to Registrant's
                                            Post-Effective Amendment No. 9, is
                                            hereby incorporated by reference.

                           14       Plan Pursuant to Rule 18f-3 - Registrant's
                                    Multiple Class Plan, which was filed as an
                                    Exhibit to Registrant's Post-Effective
                                    Amendment No. 6, is hereby incorporated by
                                    reference.

                           15       Code of Ethics - Code of Ethics for the
                                    Timothy Plan and Timothy Partners Ltd.,
                                    which was filed as an Exhibit to
                                    Registrant's Post-Effective Amendment No. 11
                                    on August 17, 2001, is hereby incorporated
                                    by reference.

                           16       Powers of Attorney, which were filed as an
                                    Exhibit to Registrant's Post-Effective
                                    Amendment No. 15, are hereby incorporated by
                                    reference.

                Item 24.   Persons Controlled by or Under Common Control with
Registrant.

See "General Information - Holders of more than 5% of Each Fund's Shares" in the
Statement of Additional Information dated May 1, 2003.

                Item 25.   Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant's
Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the
Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and
Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b)
in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

         (a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

         (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

         The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-
party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or
Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust
         (as defined in the Investment Company Act of 1940);

         (b) A written opinion by an independent legal counsel; or

         (c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

         (a) That it would be inconsistent with a provision of the Agreement and
         Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the
Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the
Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange
Commission, such indemnification is against public policy as expressed in that
Act and is, therefore, unenforceable.

         Item 26. Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. ("TPL") serves as investment adviser of the Trust. Form
ADV Part I of TPL as filed with the Securities and Exchange Commission via the
NASDR's IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by
Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

         Item 27. Principal Underwriter.

         (a) Timothy Partners, Ltd. ("TPL") is the principal underwriter for the
         Trust and currently acts as underwriter only for the Trust.

         (b) The table below sets forth certain information as to the
         Underwriter's directors, officers and control persons:

--------------------------------------------------------------------------------------------------------------------
Name and Principal Business              Positions and Officers with            Positions and Offices with
Address                                  Underwriter                            Trust
--------------------------------------------------------------------------------------------------------------------
Arthur D. Ally                           President of Covenant Funds, Inc.,     Chairman, President and Treasurer
1304 West Fairbanks Ave.                 Managing General Partner of TPL;
Winter Park Florida  32789               Individual General Partner of TPL
--------------------------------------------------------------------------------------------------------------------

         (c) None

         Item 28. Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a)
of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida
32789, except for those maintained by the Trust's custodian, US Bank, N.A., 425
Vine Street, Cincinnati, Ohio, 45202, and the Registrant's administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Citgo Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 87,
Valley Forge, PA 19482.

         Item 29. Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

         Item 30. Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the
Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the
1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its
Agreement and Declaration of Trust and By-Laws in accordance with Investment
Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of
1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the
SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan
(the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on April 30, 2003.

                                        THE TIMOTHY PLAN

                                        By:      /s/ Arthur D. Ally
                                             ----------------------------------

                                             Arthur D. Ally

                                             Chairman, President and Treasurer

         Attest:

         /s/ Joseph E. Boatwright
         ------------------------

         Joseph E. Boatwright, Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                                         Title                       Date
        ---------                                         -----                       ----
        /s/ Arthur D. Ally                                Chairman, President, and    April 30, 2003
        ------------------
        Arthur D. Ally                                    Treasurer

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        Joseph E. Boatwright

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        William Dodson

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        Mark A. Minnella

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        Matthew D. Staver

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        Wesley W. Pennington

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        Jock M. Sneddon

        /s/ Arthur D. Ally +                              Trustee                     April 30, 2003
        --------------------
        W. Thomas Fyler

        ___________________
                  + Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

                                INDEX TO EXHIBITS

Exhibit Number                              Description

EX.99.h                    Mutual Fund Services Agreement

EX.99.i                    Legal Opinion and Consent of Thompson Coburn LLP

EX.99.j                    Consent of Tait, Weller & Baker, LLP